As filed with the Securities and Exchange Commission on February 27, 1997.
                                                    Registration No. 33-49558


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.  [ ]
                       POST-EFFECTIVE AMENDMENT NO.8 [X]


                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 45 [X]
                        (Check appropriate box or boxes)
                   -------------------------------------------


                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                               201 Highland Avenue
                              Largo, Florida 33770
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565
               --------------------------------------------------


                             Thomas E. Pierpan, Esq.
                  Vice President and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                     (Name and Address of Agent for Service)


                                    Copy to:


                              Stephen E. Roth, Esq.
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                      ------------------------------------



It is proposed that this filing will become effective (check appropriate space)

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on DATE , pursuant to paragraph (b) of Rule 485
       ----


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485


[X] on MAY 1, 1997, pursuant to paragraph (a) of Rule 485
       -----------

    The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 21, 1997.




                           WRL SERIES ANNUITY ACCOUNT
                        POST-EFFECTIVE AMENDMENT NO.8 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4


   FORM N-4 ITEM                                             PROSPECTUS CAPTION
   -------------                                             ------------------
   1.  Cover Page..........................................  Cover Page

   2.  Definitions.........................................  Definitions of Special Terms

   3.  Synopsis or Highlights..............................  Summary


   4.  Condensed Financial
       Information.........................................  Condensed Financial Information
                                                             (See Appendix A to the Prospectus)


   5.  General Description of
       Registrant, Depositor,
       and Portfolio Companies.............................  Western Reserve, the Series Account,
                                                             and the Fund; Voting Rights

   6.  Deductions..........................................  Charges and Deductions;
                                                             Distribution of the Contracts

   7.  General Description of
       Variable Annuity Contracts..........................  Western Reserve, the Series
                                                             Account, and the Fund; The
                                                             Contract; Statement of
                                                             Additional Information

   8.  Annuity Period......................................  The Contract - Annuity
                                                             Provisions

   9.  Death Benefit.......................................  The Contract - Accumulation
                                                             Provisions - Death Benefits
                                                             during the Accumulation Period;
                                                             The Contract - Annuity Provisions -
                                                             Death Benefits after the Maturity Date
  10. Purchases and Contract
      Value...............................................   The Contract - Accumulation
                                                             Provisions - Purchase Payments, Net
                                                             Purchase Payments, Accumulation Unit
                                                             Value; Distribution of the Contracts

                                      (i)




   FORM N-4 ITEM                                             PROSPECTUS CAPTION
   -------------                                             ------------------

   11. Redemptions.........................................  The Contract - Accumulation
                                                             Provisions - Partial Withdrawals and
                                                             Surrenders; Other Matters Relating
                                                             to the Contract - Right to Examine Contract

   12. Taxes...............................................  Federal Tax Matters

   13. Legal Proceedings...................................  Legal Proceedings

   14. Table of Contents of the
       Statement of Additional
       Information.........................................  Statement of Additional
                                                             Information


                                                             STATEMENT OF ADDITIONAL
   FORM N-4 ITEM                                             INFORMATION CAPTION
   -------------                                             ------------------------

   15.  Cover Page.........................................  Cover Page

   16.  Table of Contents..................................  Table of Contents

   17.  General Information and
        History............................................  Not Applicable

   18.  Services...........................................  Custodian; Independent
                                                             Accountants

   19.  Purchase of Securities Being
        Offered............................................  Addition, Deletion, and
                                                             Substitution of Investments

   20.  Underwriters.......................................  Distribution of Contracts

   21.  Calculation of Performance
        Data...............................................  Calculation of Performance
                                                             Related Information

   22.  Annuity Payments...................................  Not Applicable

   23.  Financial Statements...............................  Financial Statements

                                      (ii)

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                      WRL

                                    FREEDOM

                        CONQUEROR/REGISTERED TRADEMARK/

                                Flexible Payment
                             Variable Accumulation
                                Deferred Annuity
                                    Contract




                                PROSPECTUS DATED
                                  May 1, 1997


                             WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             201 HIGHLAND AVENUE FREEDOM
                             LARGO, FLORIDA 33770
                             (800) 851-9777
                             (813) 585-6565

                             This Prospectus describes the WRL Freedom
                             Conqueror/registered trademark/ Variable Annuity (the "Contract"), a tax deferred variable annuity contract issued by Western Reserve Life Assurance Co. of Ohio ("Western Reserve").

                             The Contract provides for accumulation of Contract values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. If the variable basis is chosen, Contract values will be held in the WRL Series Annuity Account (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the WRL Series Fund, Inc. (the "Fund"). If the fixed basis is chosen, Contract values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.


                             There are currently sixteen Sub-Accounts of the Series Account (in addition to the Fixed Account) available through this Contract during the Accumulation Period and after the Maturity Date. Each Sub-Account invests in one investment portfolio of the Fund and Net Purchase Payments will be allocated to one or more of these Sub-Accounts or the Fixed Account as directed by the Owner. These sixteen investment portfolios of the Fund are: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return (formerly known as Equity-Income) Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Select Equity-Income (formerly known as Utility) Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio.

                             This Prospectus sets forth information about the Contract that a prospective investor should know before investing. Additional information about the Series Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1997, which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from Western Reserve, P.O. Box 9051, Clearwater, FL 34618-9051; telephone number (800) 851-9777. The table of contents for the Statement of Additional Information appears on page 28 of this Prospectus.


                             THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK OR DEPOSITORY INSTITUTION AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR
                             DISAPPROVED BY THE SECURITIES AND EXCHANGE
                             COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                             THIS PROSPECTUS MUST BE ACCOMPANIED BY THE
                             CURRENT PROSPECTUS FOR THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                                        PAGE
                                                                        ----

DEFINITIONS OF SPECIAL TERMS .........................................    1
SUMMARY ..............................................................    3
CONDENSED FINANCIAL INFORMATION ......................................    6

CALCULATION OF YIELDS AND TOTAL RETURNS ..............................    6
OTHER PERFORMANCE DATA ...............................................    7
PUBLISHED RATINGS ....................................................    9

WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND ....................   10
  /bullet/ Western Reserve Life Assurance Co. of Ohio ................   10
  /bullet/ WRL Series Annuity Account ................................   10
  /bullet/ WRL Series Fund, Inc ......................................   10


CHARGES AND DEDUCTIONS ...............................................   11
  /bullet/ Withdrawal Charge .........................................   11
  /bullet/ Transfer Charge ...........................................   12
  /bullet/ Mortality and Expense Risk Charge .........................   12
  /bullet/ Annual Contract Charge ....................................   12
  /bullet/ Administrative Charge .....................................   12
  /bullet/ Premium Taxes .............................................   12
  /bullet/ Deductions for Other Taxes ................................   13
  /bullet/ Expenses of the Fund ......................................   13
THE CONTRACT .........................................................   13
ACCUMULATION PROVISIONS ..............................................   13
  /bullet/ Purchase Payments .........................................   13
  /bullet/ Net Purchase Payments .....................................   14
  /bullet/ Accumulation Unit Value ...................................   14
  /bullet/ Experience Factor .........................................   14
  /bullet/ Computing Sub-Account Value ...............................   14
  /bullet/ Transfers to and from, and among Allocation Options .......   15
  /bullet/ Dollar Cost Averaging .....................................   15
  /bullet/ Asset Rebalancing Program .................................   16
  /bullet/ Partial Withdrawals and Surrenders ........................   16
  /bullet/ Contract Loans For 401(a), 401(k), and 403(b) Contracts ...   17
  /bullet/ Death Benefits during the Accumulation Period .............   18
ANNUITY PROVISIONS ...................................................   19
  /bullet/ Maturity Date and Selection of Annuity Options ............   19
  /bullet/ Fixed Account Annuity Options .............................   20
  /bullet/ Series Account Annuity Options ............................   20
  /bullet/ Death Benefits after the Maturity Date ....................   21
  /bullet/ Improved Annuity Rates ....................................   21
  /bullet/ Proof of Age, Sex, and Survival ...........................   21
OTHER MATTERS RELATING TO THE CONTRACT ...............................   21
  /bullet/ Changes in Purchase Payments ..............................   21
  /bullet/ Right To Examine Contract .................................   21
  /bullet/ Contract Payments .........................................   21
  /bullet/ Ownership .................................................   21
  /bullet/ Annuitant .................................................   21
  /bullet/ Beneficiary ...............................................   22
  /bullet/ Modification or Waiver ....................................   22
FEDERAL TAX MATTERS ..................................................   22
  /bullet/ Introduction ..............................................   22
  /bullet/ Company Tax Status ........................................   22
  /bullet/ Taxation of Annuities .....................................   22
  /bullet/ Qualified Plans ...........................................   23
  /bullet/ Additional Considerations .................................   24


                                       (i)

                                                                        PAGE
                                                                        ----


THE FIXED ACCOUNT ....................................................   25
  /bullet/ Minimum Guaranteed and Current Interest Rates .............   26
  /bullet/ Fixed Account Value .......................................   26
  /bullet/ Allocations, Transfers and Partial Withdrawals ............   26
DISTRIBUTION OF THE CONTRACTS ........................................   26
VOTING RIGHTS ........................................................   27
LEGAL PROCEEDINGS ....................................................   27
STATEMENT OF ADDITIONAL INFORMATION ..................................   27
APPENDIX A--Condensed Financial Information ..........................   A-1


                                      (ii)

DEFINITIONS OF SPECIAL TERMS

ACCUMULATION PERIOD        The period between the contract date and the
                           Maturity Date while the Contract is in Force.

ACCUMULATION UNIT VALUE    An accounting unit of measure used to calculate
                           Sub-Account values during the Accumulation Period.


ADMINISTRATIVE OFFICE      Western Reserve's administrative office for variable
                           annuity products, the address of which is P.O. Box
                           5068, Clearwater, Florida 34618-5068. Telephone number: 1-800-851-9777; Fax number:1-800-572-0159.


ALLOCATION OPTIONS         The Fixed Account and the Sub-Accounts of the Series
                           Account.

ANNUITANT                  The person named in the application, or as
                           subsequently changed, to receive annuity payments.
                           The Annuitant may be changed as provided in the Contract's death benefit provisions and annuity provisions.

ANNUITY PROCEEDS           The amount applied to purchase periodic annuity
                           payments. Such amount is the Annuity Value on the Maturity Date, less any applicable premium tax.

ANNUITY VALUE              The sum of the Series Account Value and the Fixed
                           Account Value.

ANNUITY UNIT VALUE         An accounting unit of measure used to calculate
                           annuity payments from certain Sub-Accounts after the Maturity Date.


ANNIVERSARY                The same day and month as the Contract Date for each
                           succeeding year the Contract remains In Force.


ATTAINED AGE               The Issue Age plus the number of completed Contract
                           Years.

BENEFICIARY                The person(s) entitled to receive the death benefit
                           proceeds under the Contract.

CASH VALUE                 The Annuity Value less any applicable premium taxes
                           and any Withdrawal Charge.

CODE                       The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY     The person named in the application, or subsequently
                           designated, to become the new Beneficiary upon the current Beneficiary's death.

CONTRACT DATE              The later of the date on which the initial Purchase
                           Payment is received and the date that the properly completed application is received at Western
                           Reserve's Administrative Office.

CONTRACT YEAR              A period of twelve consecutive months beginning on
                           the Contract Date and any Anniversary thereafter.


FIXED ACCOUNT              An Allocation Option under the Contract, other than
                           the Series Account, that provides for accumulation of Net Purchase Payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of New Jersey and Washington, the Fixed
                           Account is used solely for Contract loans, and is not available for allocation of Net Purchase Payments or transfers of Annuity Value from the Sub-Accounts.


FIXED ACCOUNT VALUE        During the Accumulation Period, a Contract's value
                           allocated to the Fixed Account.

FUND                       WRL Series Fund, Inc.
IN FORCE                   Condition under which the Contract is active and the
                           Owner is entitled to exercise all rights under the Contract.

ISSUE AGE                  Refers to the age on the birthday nearest the
                           Contract Date.

MATURITY DATE              The date on which the Accumulation Period ends and
                           annuity payments are to commence.

NET PURCHASE PAYMENT       The Purchase Payment less any applicable premium
                           taxes.

NON-QUALIFIED CONTRACTS    Contracts issued other than in connection with
                           retirement plans. Non-Qualified Contracts do not qualify for special Federal income tax treatment under the Code.

OWNER The person(s) entitled to exercise all rights under the Contract. The Annuitant is the Owner unless the application states otherwise, or unless a change of ownership is made at a later time.

PORTFOLIO                  A separate investment portfolio of the Fund.

PURCHASE PAYMENTS          Amounts paid by an Owner or on the owner's behalf to
                           Western Reserve as consideration for the benefits provided by the Contract.

QUALIFIED CONTRACTS        Contracts issued in connection with retirement plans
                           that qualify for special Federal income tax treatment under the Code.

SERIES ACCOUNT (OR         WRL Series Annuity Account, a separate investment
  SEPARATE ACCOUNT)        account composed of several Sub-Accounts established
                           to receive and invest Net Purchase Payments not allocated to the Fixed Account.

SERIES ACCOUNT VALUE       During the Accumulation Period, the value in the
                           Series Account allocable to a Contract, which value is equal to the total of the values allocable to a Contract in each of the Sub-Accounts during the Accumulation Period.

SUB-ACCOUNT                A sub-division of the Series Account that invests
                           exclusively in the shares of a specified Portfolio and supports the Contracts. Sub-Accounts corresponding to each applicable Portfolio hold assets under the Contract during the Accumulation
                           Period. Other Sub-Accounts corresponding to each applicable Portfolio will hold assets after the Maturity Date if a Series Account annuity option is selected.

SURRENDER                  The termination of a Contract at the option of the
                           Owner.

VALUATION DATE             Each day on which the New York Stock Exchange is open
                           for business.

VALUATION PERIOD           The period commencing at the end of one Valuation
                           Date and continuing to the end of the next succeeding
                           Valuation Date.

SUMMARY

This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the Series Account and the Fixed Account.

THE CONTRACT


The Contract is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Annuity Values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. (See "THE CONTRACT--Accumulation Provisions" on page 14 and "--Annuity Provisions" on page 20.) (For information about tax status, see "FEDERAL TAX MATTERS" on pages 23-26.)


RIGHT TO EXAMINE CONTRACT

If an Owner is not satisfied with the Contract, it may be cancelled by returning it within ten days after receipt together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the Purchase Payments received; plus (or minus) (ii) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. (In certain states, Western Reserve will refund the Purchase Payments.) (See "OTHER MATTERS RELATING TO THE CONTRACT--Right to Examine Contract" on page 22.)

THE FUND


The underlying variable investments for the Contracts are shares of several of the Portfolios of the Fund, namely: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return (formerly known as Equity-Income) Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Select Equity-Income (formerly known as Utility) Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio. Western Reserve reserves the right to offer additional investment portfolios or other mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 10.)


PURCHASE PAYMENTS

The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the Owner's bank account. For Individual Retirement Annuities ("IRAs"), the minimum initial Purchase Payment is $1,000. For Qualified Contracts other than IRAs, the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments must be at least $50, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "ACCUMULATION PROVISIONS--Purchase Payments" on page 14.)

PARTIAL WITHDRAWAL AND SURRENDER PRIVILEGE


A Contract may be surrendered or portions of the Cash Value may be partially withdrawn at any time prior to the Maturity Date. The Cash Value may not, however, be reduced by any partial withdrawal to less than $5,000. (See "THE CONTRACT--Partial Withdrawals and Surrenders" on page 17.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. Moreover, a partial withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 24-26.)


WITHDRAWAL CHARGE

No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may, however, be assessed against Annuity Value when partially withdrawn or surrendered.


The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or Surrender of that Purchase Payment determines whether the Withdrawal Charge will be deducted. The charge is a percentage of the amount of each Purchase Payment partially withdrawn or surrendered within seven years of its payment. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis and then from any Contract earnings. The charge is as follows:


                                                  NUMBER OF YEARS
                                                FROM RECEIPT OF EACH
                 CHARGE                           PURCHASE PAYMENT
                 ------                         --------------------
                   8%                                   0-1
                   7%                                   2
                   6%                                   3
                   5%                                   4
                   4%                                   5
                   3%                                   6
                   2%                                   7
                   0%                                   Over 7


For the first withdrawal or series of Systematic Partial Withdrawals during each Contract Year, the Withdrawal Charge is waived for the first 10% of the Annuity Value that is subject to the Withdrawal Charge. No Withdrawal Charge will be assessed if Annuity Values are applied to any annuity option under the Contract. (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on page 12.) Additionally, a 10% penalty tax under Code Section 72(q) is currently imposed on partial withdrawals or Surrenders from Non-Qualified Contracts if such partial withdrawals or Surrenders are made prior to age 59 1/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on page 23.)

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, Western Reserve imposes a 1.25% per annum charge against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 13.)

ANNUAL CONTRACT CHARGE

An Annual Contract Charge of $35 is deducted annually on the Anniversary. (See "CHARGES AND DEDUCTIONS--Annual Contract Charge", page 13.)

ADMINISTRATIVE CHARGE

Western Reserve imposes a daily Administrative Charge equal to an annual rate of 0.15% against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Administrative Charge" on page 13.)

PREMIUM TAXES

No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes" on page 14.)

CHARGES BY THE FUND


The Fund is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 10 and the Prospectus for the Fund.) Total Fund Annual Expenses for the Global Sector Portfolio exceed 2.00%.

OTHER CONTRACTS

Western Reserve offers other variable annuity contracts which also invest in the same Portfolios of the Fund. These contracts may have different charges that could affect Sub-Account performance, and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call (800) 851-9777.


SUMMARY OF CHARGES AND EXPENSES

The following illustrates the charges and deductions under the Contract during the Accumulation Period, as well as the fees and expenses of the Fund.

OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchases ....................  None
  Maximum Withdrawal Charge
    (as a % of each Purchase Payment surrendered or
    partially withdrawn received within the previous
    7 years) .........................................  8%
  Transfer Charge
    On first 12 transfers each year ..................  None
    On each transfer thereafter ......................  $10.00

  ANNUAL CONTRACT CHARGE .............................  $35.00 Per Contract

  SEPARATE ACCOUNT ANNUAL EXPENSES (as a %
    of average account value)
    Mortality and Expense Risk Charge ................  1.25%
    Other Account Fees and Expenses
      (See "Administrative Charge," page 13) .........  0.15%
    Total Separate Account Annual Expenses  ..........  1.40%

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)


                               AGGRESSIVE  EMERGING                                        U.S.      INTERNATIONAL
                                GROWTH      GROWTH      GROWTH     GLOBAL    BALANCED     EQUITY       EQUITY
                               PORTFOLIO   PORTFOLIOI  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO**   PORTFOLIO**
                               ----------  ----------  ---------  ---------  ---------  -----------  -------------
Management Fees ............     0.80%       0.80%       0.80%      0.80%      0.80%      0.80%         1.00%
Other Expenses
  (after reimbursement) ....     0.18%       0.14%       0.08%      0.19%      0.17%      0.25%         0.30%
Total Fund Annual Expenses .     0.98%       0.94%       0.88%      0.99%      0.97%      1.05%         1.30%



                                               SHORT-TO-    STRATEGIC       SELECT        TACTICAL
                                             INTERMEDIATE      TOTAL        EQUITY-       MONEY         ASSET        VALUE
                                    BOND      GOVERNMENT      RETURN        INCOME        MARKET     ALLOCATION      EQUITY
                                  PORTFOLIO    PORTFOLIO   PORTFOLIO***   PORTFOLIO***   PORTFOLIO   PORTFOLIO    PORTFOLIO**
                                  ---------   ----------   ------------   ------------   ---------   ----------   -----------
Management Fees ............        0.50%        0.60%        0.80%          0.75%         0.40%        0.80%        0.80%
Other Expenses
  (after reimbursement) ....        0.14%        0.16%        0.11%          0.25%         0.12%        0.10%        0.20%
Total Fund Annual Expenses .        0.64%        0.76%        0.91%          1.00%         0.52%        0.90%        1.00%



                          (TABLE RESTUBBED FROM ABOVE)

                                    C.A.S.E.      GLOBAL
                                     GROWTH       SECTOR
                                  PORTFOLIO   PORTFOLIO**
                                  ---------   -----------
Management Fees ............        0.80%         1.10%
Other Expenses
(after reimbursement) ......        0.20%         1.27%
Total Fund Annual Expenses .        1.00%         2.37%
-------------------
   * Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundreths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.
  ** Because the value equity and global sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
 *** Prior to May 1, 1997, this Portfolio was known as Equity-Income.
**** Prior to May 1, 1997, this Portfolio was known as Utility.

The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the

Portfolios of the Fund for the fiscal year ended December 31, 1996, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Value Equity and Global Sector Portfolios are annualized and the "Other Expenses" and "Total Fund Annual Expenses" for the International Equity and U.S. Equity Portfolios are estimates. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "CHARGES AND DEDUCTIONS" on page 12 and the Fund Prospectus which accompanies this Prospectus.

WRL Investment Management, Inc. has undertaken, until at least April 30, 1998, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed a stated percentage of the Portfolio's average daily net assets except that no such undertaking applies to the Global Sector Portfolio. In 1996, Western Reserve, the Fund's Investment Adviser prior to January 1, 1997, reimbursed the Value Equity Portfolio in the amount of $13,672 and the C.A.S.E. Growth Portfolio in the amount of $73,269. Without such reimbursement, the total annual Fund expenses during 1996 for the Value Equity Portfolio and the C.A.S.E. Growth Portfolio would have been 1.03% and 1.64%, respectively. See the Fund's prospectus for a description of the expense limitation applicable to each Portfolio.

EXAMPLES


1. If you surrender your Contract at the end of the applicable time period:


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                   ------  -------  -------  --------
Aggressive Growth Sub-Account ...................   $       $        $        $
Emerging Growth Sub-Account .....................
Growth Sub-Account ..............................
Global Sub-Account ..............................
Balanced Sub-Account ............................
Strategic Total Return Sub-Account ..............
Bond Sub-Account ................................
Short-to-Intermediate Government Sub-Account  ...
Select Equity-Income Sub-Account ................
Money Market Sub-Account ........................
Tactical Asset Allocation Sub-Account ...........
Value Equity Sub-Account ........................
C.A.S.E. Growth Sub-Account .....................
Global Sector Sub-Account .......................
International Equity Sub-Account ................
U.S. Equity Sub-Account .........................



2. If you annuitize or do not surrender at the end of the applicable time period (note that annuitization is not available prior to a Contract's fifth anniversary):
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                   1YEAR  3 YEARS  5 YEARS  10 YEARS
                                                   -----  -------  -------  --------
Aggressive Growth Sub-Account ...................   $      $        $        $
Emerging Growth Sub-Account .....................
Growth Sub-Account ..............................
Global Sub-Account ..............................
Balanced Sub-Account ............................
Strategic Total Return Sub-Account ..............
Bond Sub-Account ................................
Short-to-Intermediate Government Sub-Account  ...
Select Equity-Income Sub-Account ................
Money Market Sub-Account ........................
Tactical Asset Allocation Sub-Account ...........
Value Equity Sub-Account ........................
C.A.S.E. Growth Sub-Account .....................
Global Sector Sub-Account .......................
International Sub-Account .......................
U.S. Equity Sub-Account .........................



THE ABOVE EXAMPLES ASSUME THAT NO TRANSFER CHARGES HAVE BEEN ASSESSED. IN ADDITION, THE EXAMPLES FACTOR IN THE $35 ANNUAL CONTRACT CHARGE BASED ON AN AVERAGE SERIES ACCOUNT VALUE PER CONTRACT OF $ ______, WHICH CONVERTS THAT CHARGE TO AN ANNUAL RATE OF ______% OF THE SERIES ACCOUNT VALUE.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

DEATH BENEFIT

If the Annuitant is also the Owner, or if the Owner is not a natural person, and the Annuitant dies at any time before the Maturity Date, a death benefit will be provided, unless certain elections have been made that would keep the Contract In Force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See "ACCUMULATION PROVISIONS-Death Benefits during the Accumulation Period" on page 19 and "ANNUITY PROVISIONS--Death Benefits after the Maturity Date" on page 22.)

ANNUITY PAYMENT OPTIONS

Annuity payment options are available under the Contract for distribution of the Annuity Proceeds after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. Subject to these limitations, the default Maturity Date may be changed by the Owner, at any time prior to that date, by delivering a written request to Western Reserve. (See "ANNUITY PROVISIONS--Maturity Date and Selection of Annuity Options" on page 20.)

TRANSFERS


Prior to the Maturity Date, the Owner may transfer any or all of the Annuity Value from a Sub-Account to the Fixed Account, from the Fixed Account to a Sub-Account (subject to certain restrictions), or among the Sub-Accounts. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for transfers of Annuity Value from the Sub-Accounts.) (See "THE CONTRACT--ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options," on page 16.) Twelve transfers are permitted without charge in a Contract Year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may, at any time, revoke or modify the transfer privilege. (See "ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options" on page 16 and "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 27.)


FIXED ACCOUNT


Fixed Account Values will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. The Fixed Account is discussed in the section entitled "THE FIXED ACCOUNT" beginning on page 27.


CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a Contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.

YIELD


The yield of the Money Market Sub-Account refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1996, the current yield and effective yield for the Money Market Sub-Account were as follows:

          Current Yield =     %

          Effective Yield =   %

The yield of a Sub-Account other than the Money Market Sub-Account ("other Sub-Account"), refers to the income produced by a hypothetical Series Account Value in the other Sub-Account over a specified thirty day period expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value. Based on the method of calculation described in the Statement of Additional Information, for the thirty day period ended December 31, 1996, the yield for the following Sub-Accounts was as follows:

          Bond Sub-Account           =  %

          Short-to-Intermediate
              Government Sub-Account =  %


TOTAL RETURN


The total return of a Sub-Account for a Contract refers to return quotations assuming a hypothetical Series Account Value in the Sub-Account has been held for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a hypothetical Series Account Value will represent the average annual compounded rates of return that would equate an initial Series Account Value of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. FOR PURPOSES OF THE TOTAL RETURN QUOTATIONS, THE CALCULATIONS TAKE INTO ACCOUNT ALL FEES AND CHARGES THAT ARE CHARGED TO ALL CONTRACTS DURING THE ACCUMULATION PERIOD. Such fees and charges include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $ ______, which converts that charge to an annual rate of % of the Series Account Value. The calculations also assume a complete surrender as of the end of the period and deduction of the Withdrawal Charge. THE CALCULATIONS DO NOT INCLUDE A
DEDUCTION FOR ANY PREMIUM TAXES THAT MAY BE APPLICABLE TO A PARTICULAR
CONTRACT.


Based on the method of calculation described above and in more detail in the Statement of Additional Information, the average annual total returns for periods beginning with commencement of each Sub-Account to December 31, 1996 were as follows:

                                 PERIOD                           ONE YEAR
                                  FROM            THREE YEAR       PERIOD
                                12/3/92*         PERIOD ENDED       ENDED
SUB-ACCOUNT                    TO 12/31/96         12/31/96       12/31/96
-----------                    -----------         --------       --------
Growth ...................               %                %              %
Bond .....................               %                %              %
Money Market .............               %                %              %
Global ...................               %                %              %
Short-to-Intermediate
  Government .............               %                %              %

                                PERIOD           THREE YEAR       ONE YEAR
                                 FROM              PERIOD          PERIOD
                                3/1/93*            ENDED            ENDED
SUB-ACCOUNT                   TO 12/31/96         12/31/96        12/31/96
-----------                   -----------         ----------       --------
Emerging Growth ...........             %                  %              %
Strategic Total Return**  .             %                  %              %

                                    ONE YEAR
                                   PERIOD FROM           PERIOD ENDED
SUB-ACCOUNT                    3/1/94* TO 12/31/96         12/31/96
-----------                    -------------------       ------------
Aggressive Growth .........                      %                  %
Balanced ..................                      %                  %
Select Equity-Income***  ..                      %                  %

                                    ONE YEAR
                                   PERIOD FROM           PERIOD ENDED
SUB-ACCOUNT                    1/3/95* TO 12/31/96         12/31/96
-----------                    -------------------       ------------
Tactical Asset Allocation .                      %                  %


                                                           ONE YEAR
                                   PERIOD FROM           PERIOD ENDED
SUB-ACCOUNT                    5/1/95* TO 12/31/96         12/31/96
-----------                    -------------------       ------------
C.A.S.E. Growth  ..........                      %                  %


                                                         PERIOD FROM
SUB-ACCOUNT                                          5/1/96* TO 12/31/96
-----------                                          -------------------
Value Equity .................................                         %
Global Sector  ...............................                         %

------------------
  * Commencement of operations for these Sub-Accounts.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. *** Prior to May 1, 1997, this Sub-Account was known as Utility.

Because the International Equity and U.S. Equity Sub-Accounts had not yet commenced operations as of December 31, 1996, no performance information is provided for these Sub-Accounts.


OTHER PERFORMANCE DATA

Western Reserve may from time to time disclose in advertisements and sales literature average annual total return in non-standard formats and cumulative total return for the Contracts.

Western Reserve may from time to time also disclose in advertisements and sales literature yields and non-standard total returns for the Sub-Accounts (some of which do not include Contract and Series Account fees and charges) including such disclosure for periods prior to the date the Series Account commenced operations.

For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the corresponding Fund's Portfolios, with a level of fees and charges approximately equal to those currently assessed against the applicable Sub-Accounts or against Owners' Contract Values under the Contracts.

For example, Western Reserve may present hypothetical illustrations representing past performance of one or more Sub-Accounts for a hypothetical Contract. Such a hypothetical Contract illustration would present average total return performance information for the hypothetical Contract, assuming allocation of initial and subsequent net premiums to one or more Sub-Accounts, which reflects the performance of those Sub-Accounts for the duration of the allocations under the hypothetical Contract.

NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF THE STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.


Based on the method of calculation described above and in more detail in the Statement of Additional Information, the average annual total returns of the Emerging Growth, Growth, Global, Strategic Total Return, Short-to-Intermediate Government, Bond, Money Market, Aggressive Growth, Balanced, Select Equity-Income, Tactical Asset Allocation, C.A.S.E. Growth, Value Equity and Global Sector Sub-Accounts for the periods ended December 31, 1996, were as follows:



                             PERIOD          FIVE YEAR        THREE YEAR        ONE YEAR
                              FROM             PERIOD           PERIOD           PERIOD
                           10/2/86*            ENDED             ENDED            ENDED
SUB-ACCOUNT              TO 12/31/96**       12/31/96**       12/31/96**       12/31/96**
-----------              -------------       ----------       ----------       ----------
Growth ..........                    %                %                %                %
Bond ............                    %                %                %                %
Money Market  ...                    %                %                %                %



                                               PERIOD         THREE YEAR       ONE YEAR
                                                FROM            PERIOD          PERIOD
                                             12/3/92***          ENDED            ENDED
SUB-ACCOUNT                                  TO 12/31/96      12/31/96        12/31/96
-----------                                  -----------      ----------      --------
Global .................................               %               %             %
Short-to-Intermediate Government .......               %               %             %



                                               PERIOD         THREE YEAR      ONE YEAR
                                                FROM            PERIOD         PERIOD
                                              3/1/93***         ENDED           ENDED
SUB-ACCOUNT                                  TO 12/31/96       12/31/96       12/31/96
-----------                                  -----------      ----------      --------
Emerging Growth ........................               %               %             %
Strategic Total Return****  ............               %               %             %



                                               PERIOD
                                                FROM           ONE YEAR
                                              3/1/94***       PERIOD ENDED
SUB-ACCOUNT                                  TO 12/31/96        12/31/96
-----------                                  -----------      ------------
Aggressive Growth .....................                %                 %
Balanced ..............................                %                 %
Select Equity-Income*****  ............                %                 %

                                                                 ONE YEAR
                                        PERIOD FROM            PERIOD ENDED
SUB-ACCOUNT                        1/3/95*** TO 12/31/96         12/31/96
-----------                        ---------------------       ------------
Tactical Asset Allocation  ...                         %                  %

                                                                 ONE YEAR
                                        PERIOD FROM            PERIOD ENDED
SUB-ACCOUNT                        5/1/95*** TO 12/31/96         12/31/96
-----------                        ---------------------       ------------
C.A.S.E. Growth  .............                         %                  %


                                        PERIOD FROM
SUB-ACCOUNT                        5/1/96*** TO 12/31/96
-----------                        ---------------------
Value Equity .................                         %
Global Sector  ...............                         %

------------------------
    * Commencement of operations of the Fund's Portfolio.
   ** For purposes of the calculation of the performance data for the Growth, Bond and Money Market Sub-Accounts prior to December 3, 1992, the deductions for the mortality and expense risk charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the Sub-Accounts had actually been in existence since the inception of the Sub-Accounts. FOR ALL SUB-ACCOUNTS ILLUSTRATED ABOVE, PERFORMANCE DATA FOR PERIODS OF LESS THAN SIX YEARS REFLECT DEDUCTION OF THE WITHDRAWAL CHARGE.
  *** Commencement of operations for these Sub-Accounts.
 **** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.
***** Prior to May 1, 1997, this Sub-Account was known as Utility.

The average annual total returns set forth below are calculated in exactly the same way as the average annual total returns set forth immediately above, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that do NOT take into account any charge on amounts surrendered or partially withdrawn.



                        PERIOD          FIVE YEAR       THREE YEAR       ONE YEAR
                         FROM            PERIOD           PERIOD          PERIOD
                       10/2/86*           ENDED            ENDED           ENDED
SUB-ACCOUNT           TO 12/31/96       12/31/96         12/31/96        12/31/96
-----------           -----------       ---------       ----------       --------
Growth ..........               %               %                %              %
Bond ............               %               %                %              %
Money Market  ...               %               %                %              %




                                     PERIOD                           ONE YEAR
                                      FROM           THREE YEAR         PERIOD
                                   12/3/92**       PERIOD ENDED         ENDED
SUB-ACCOUNT                       TO 12/31/96        12/31/96         12/31/96
-----------                       -----------      ------------       --------
Global ......................               %                 %              %
Short-to-
  Intermediate
  Government ................               %                 %              %

                                    PERIOD          THREE YEAR        ONE YEAR
                                     FROM             PERIOD           PERIOD
                                   3/1/93**           ENDED             ENDED
SUB-ACCOUNT                       TO 12/31/96        12/31/96         12/31/96
-----------                       -----------       ----------        --------
Emerging Growth .............               %                %               %
Strategic Total Return***  ..               %                %               %


                                  PERIOD FROM         ONE YEAR
                                  3/1/94** TO       PERIOD ENDED
SUB-ACCOUNT                        12/31/96           12/31/96
-----------                       -----------       ------------
Aggressive Growth ...........               %                  %
Balanced ....................               %                  %
Select Equity-Income****  ...               %                  %


                                                      ONE YEAR
                                   PERIOD FROM         PERIOD
                                   1/3/95** TO         ENDED
SUB-ACCOUNT                         12/31/96          12/31/96
-----------                        -----------        --------
Tactical Asset Allocation  ..                %               %


                                                      ONE YEAR
                                   PERIOD FROM         PERIOD
                                   5/1/95** TO         ENDED
SUB-ACCOUNT                         12/31/96          12/31/96
-----------                        -----------        --------
C.A.S.E. Growth  ............                %               %


                                              PERIOD FROM
SUB-ACCOUNT                              5/1/96** TO 12/31/96
-----------                              --------------------
Value Equity ......................                         %
Global Sector  ....................                         %

------------------
   * Commencement of operations of the Fund's Portfolio.
  ** Commencement of operations for these Sub-Accounts.
 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. **** Prior to May 1, 1997, this Sub-Account was known as Utility.

Because the International Equity and U.S. Equity Sub-Accounts had not commenced operations as of December 31, 1996, no performance information is provided for these Sub-Accounts.

The Sub-Advisers to several Portfolios of the Fund also manage other investment portfolios (the "Other Portfolios"). Each of the Other Portfolios has substantially the same investment objective and policies and uses the same investment strategies as a Portfolio of the Fund managed by the Sub-Adviser. Certain hypothetical performance of the Other Portfolios is illustrated below. THE OTHER PORTFOLIOS ARE NOT AVAILABLE FOR INVESTMENT UNDER THE CONTRACT.

The following table illustrates the HYPOTHETICAL average annual total returns of the Other Portfolios, assuming that the Contract would have permitted investments in the Other Portfolios from the time each Other Portfolio began operations, and assuming that a hypothetical sub-account had been created that invested in the Other Portfolios. These figures also assume that the Contract would have been available from the beginning of the periods shown, and would have had the current level of Contract and Separate Account charges during all time periods shown. Because the Contract does not permit investment in the Other Portfolios, the performance information below is HYPOTHETICAL, not actual, performance. It represents that performance of the Other Portfolios adjusted for the charges and deductions applicable to the Contract.

                                                                        SINCE
                                                                      INCEPTION
HYPOTHETICAL               ONE       THREE       FIVE        TEN      (DATE OF
SUB-ACCOUNT                YEAR       YEAR       YEAR        YEAR     INCEPTION)
-----------               -----      -----       -----       ----     ----------
Janus Worldwide           16.50%     13.61%      15.27%       N/A        8.74%
(similar to the                                                        (5/15/91)
Global Portfolio)

Scottish Equitable        -0.14%      0.74%      10.83%       N/A       10.83%
                                                                        (1/1/92)
(similar to
International Equity
Portfolio)

GE Investments             5.10%      6.26%       9.90%      8.70%        N/A
International
(similar to
International
Equity Portfolio)

NWQ Institutional         13.55%     14.55%      12.51%     13.71%        N/A
Equity 90/plus/
(similar to Value
Equity Portfolio)

Alger Aggressive           4.09%     22.53%        N/A        N/A       25.86%
Growth                                                                 (11/1/93)
(similar to
Aggressive
Growth Portfolio)

GE Investment             13.49%     15.10%      13.00%     14.16%        N/A
U.S. Equity
(similar to U.S.
Equity Portfolio)

Van Kampen American        8.14%     13.30%      14.40%     15.51%        N/A
Capital Emerging
Growth
(similar to
Emerging Growth
Portfolio)

Dean Tactical              7.91%      9.96%       8.44%     11.89%        N/A
AssetAllocation
(similar to
Tactical Asset
Allocation Portfolio)

For more information regarding the performance of the Other Portfolios, see the Fund Prospectus.


Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. For this purpose, Western Reserve may use as sources of performance comparison such organizations as Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research & Data Service ("VARDS"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. ("Morningstar"), or other services, companies, individuals or industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE and FORTUNE. Lipper, VARDS, CDA and Morningstar are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS and CDA rankings compare only variable annuity issuers. The performance analysis prepared by Lipper, VARDS, CDA and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


Western Reserve may also compare, as appropriate, the performance of each Sub-Account in advertising and sales literature to widely used measures of market performance, such as the Standard and Poor's Index of 500 Common Stocks, Dow Jones Industrials Average, Value Line (Arithmetic) Index, CDA/Wiesenberger Long Term Growth Average -VA, Wilshire 5000, Financial Times (FT) World Index Ex-USA, Morgan Stanley Capital International World Index, FT World Index, Lehman Brothers Government/Corporate Bond Index, Dow Jones Utilities Average, Donoghue's Taxable Money Fund Average and others. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (I.E., debt/ commercial paper). Western Reserve, the Series Account, and the Fund

WESTERN RESERVE, THE SERIES ACCOUNTS, AND THE FUND

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Administrative Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9051, Clearwater, FL 34618-9051. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON"). AEGON is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.


WRL SERIES ANNUITY ACCOUNT


The Series Account was established by Western Reserve as a separate account and a unit investment trust on April 12, 1988. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the Series Account may be used for other variable annuity contracts issued by Western Reserve.

Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.

The Series Account is currently divided into twenty-two Sub-Accounts, sixteen of which are offered under this Contract. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts, and Western Reserve reserves the right to add or remove Sub-Accounts. Western Reserve further reserves the right to change the investment objective of any Sub-Account, subject to applicable law as described in the Statement of Additional Information.


WRL SERIES FUND, INC.

The Series Account currently invests only in shares of the Fund, a series mutual fund that is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end diversified management investment company.


The Fund currently has twenty-two Portfolios, sixteen of which are offered under this Contract: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Select Equity-Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio and U.S. Equity Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio are unrelated to that of any other Portfolio.

The name and sub-adviser for each Portfolio is stated below. There is no assurance that any Portfolio will achieve its investment objective. More detailed information, including a description of risks, can be found in the Prospectus for the Fund, which should be read carefully.

AGGRESSIVE GROWTH PORTFOLIO: Sub-Adviser -- Fred Alger Management, Inc.

EMERGING GROWTH PORTFOLIO: Sub-Adviser -- Van Kampen American Capital Asset Management, Inc.

GROWTH PORTFOLIO: Sub-Adviser -- Janus Capital Corporation.

GLOBAL PORTFOLIO: Sub-Adviser -- Janus Capital Corporation.

BALANCED PORTFOLIO: Sub-Adviser -- AEGON USA Investment Management, Inc.

STRATEGIC TOTAL RETURN PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Equity-Income.) Sub Adviser --Luther King Capital Management Corporation.

BOND PORTFOLIO: Sub-Adviser -- Janus Capital Corporation.

SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO: Sub-Adviser -- AEGON USA Investment Management, Inc. (Effective May 1, 1997, this Portfolio will not be available for new sales.)

SELECT EQUITY-INCOME PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Utility.) Sub-Adviser -- Federated Investment Counseling.

MONEY MARKET PORTFOLIO: Sub-Adviser -- J.P. Morgan Investment Management Inc.

TACTICAL ASSET ALLOCATION PORTFOLIO: Sub-Adviser -- Dean Investment Associates.

VALUE EQUITY PORTFOLIO: Sub-Adviser -- NWQ Investment Management Company, Inc.

C.A.S.E. GROWTH PORTFOLIO: Sub-Adviser -- C.A.S.E. Management, Inc.

GLOBAL SECTOR PORTFOLIO: Sub-Adviser -- Meridian Investment Management Corporation.

INTERNATIONAL EQUITY PORTFOLIO: Co-Sub-Advisers -- Scottish Equitable Investment Management Limited and GE Investment Management Incorporated.

U.S. EQUITY PORTFOLIO: Sub-Adviser -- GE Investment Management Incorporated.

WRL Investment Management, Inc. ("WRL Management"), a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.


Shares of other portfolios of the Fund are sold through different variable annuity contracts offered through the Series Account. In addition to the Series Account shares of certain portfolios of the Fund are sold to the WRL Series Life Account, a separate account established by Western Reserve for its variable life insurance policies, the PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account, separate accounts of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account, and the AUSA Series Life Account, separate accounts of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve.

Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

CHARGES AND DEDUCTIONS

Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below.

WITHDRAWAL CHARGE

No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may be assessed against Annuity Values when partially withdrawn or surrendered. No Withdrawal Charge will be assessed if Annuity Values are applied to an annuity option provided under the Contract.

For the first partial withdrawal or Systematic Partial Withdrawal (see, "THE CONTRACT--ACCUMULATION PROVISIONS--Partial Withdrawals and Surrenders", page 17) during each Contract Year, any applicable Withdrawal Charge is currently waived on that portion of the amount withdrawn which equals 10% of the Contract's Annuity Value on the date of the withdrawal. For example, if the amount of the first partial withdrawal during a Contract Year is $2,000, and the Contract's Annuity Value on the date of the withdrawal is $25,000, then 10% of $25,000 equals $2,500, and the Withdrawal Charge is waived on the entire $2,000 withdrawn. Thereafter, the full amount of any subsequent partial withdrawal or Systematic Partial Withdrawal during the remainder of that Contract Year will be subject to the Withdrawal Charge. However, no waiver of a Withdrawal Charge will be made in connection with a Surrender. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis, and then from any Contract earnings.

The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or surrender determines whether the Withdrawal Charge will be deducted. The charge is a percentage of each respective Purchase Payment partially withdrawn or surrendered within seven years of its payment. The charge is as follows:

                                                NUMBER OF YEARS
                                              FROM RECEIPT OF EACH
                 CHARGE                         PURCHASE PAYMENT
                 ------                       --------------------
                   8%                                 0-1
                   7%                                 2
                   6%                                 3
                   5%                                 4
                   4%                                 5
                   3%                                 6
                   2%                                 7
                   0%                                 Over 7


For Contracts issued with an appropriate endorsement, if the Owner or a joint Owner is confined to a nursing care facility (as defined in the endorsement) for thirty (30) consecutive days or longer, Western Reserve will also waive the Withdrawal Charge on partial withdrawals or Surrenders as follows. Such confinement must begin after the Contract Date. Western Reserve must receive satisfactory written evidence of such confinement within two (2) months after the confinement ends. Western Reserve will waive the Withdrawal Charge under the endorsement only for Surrenders and partial withdrawals made during such confinement or within two (2) months after the confinement ends. The endorsement is not available in all States.

The Withdrawal Charge is deducted from the Annuity Value by cancelling the number of Accumulation Units equal to the charge. The amount of the Withdrawal Charge will be determined as of the date the partial withdrawal or Surrender payment is processed. In the event of a partial withdrawal, the Owner will receive the full amount requested, and an amount equal to the Withdrawal Charge will also be withdrawn in order for the Owner to receive the full amount requested. For example, if the Owner requests a distribution in the amount of $100 during the second Contract Year (such distribution is deemed to be made from the initial Purchase Payment) and the Withdrawal Charge is to be imposed on the full amount, the Owner would receive $100, the total Annuity Value partially withdrawn would be $107.53, and the Withdrawal Charge would be $7.53 (which is 7% of $107.53). Any partial withdrawal or Surrender may be subject to tax, and the Owner should, therefore, consult with his or her tax advisor before requesting any partial withdrawal or Surrender. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 23-24 and "--Qualified Plans" on pages 24-25.)


The Withdrawal Charge may be reduced when sales of Contracts are made to a group of directors, officers and employees of the same employer (including directors, officers and employees of Western Reserve and its affiliates) as outlined in the following paragraph. The amount of reduction will depend on factors such as the size of the group, total Purchase Payments, and other relevant factors that might tend to reduce expenses incurred in connection with such sales.


The Withdrawal Charge may be eliminated for the sale of the Contract to: (a) current and retired directors, officers, full-time employees and agents of Western Reserve and its affiliates; (b) current and retired directors, officers, full-time employees and registered representatives of InterSecurities, Inc. ("ISI"), an affiliate of Western Reserve, and any broker-dealer which has a sales agreement with InterSecurities, Inc.; (c) any Trust, pension, profit-sharing or other employee benefit plan of any of the foregoing persons or entities; (d) current and retired directors, officers and full-time employees of WRL Series Fund, Inc. and any IDEX mutual fund, and any investment adviser or investment sub-adviser thereto; and (e) any member of a family of any of the foregoing (e.g., spouse, child, sibling, parent or parent-in-law). Western Reserve reserves the right to modify or terminate this arrangement at any time.


TRANSFER CHARGE


After twelve free transfers of Annuity Value among the Sub-Accounts during any one Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. The Transfer Charge will not be increased. Western Reserve may, at any time, revoke or modify this transfer privilege.


MORTALITY AND EXPENSE RISK CHARGE

Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 1.25% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "ANNUITY PROVISIONS--Improved Annuity Rates" on page 22 and "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 19.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts and the Series Account, regardless of its actual expenses.


This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against either the Fixed Account Value or monies that have been applied to purchase a Fixed Account annuity option.


ANNUAL CONTRACT CHARGE

On each Anniversary through the Maturity Date, Western Reserve will deduct and Annual Contract Charge of $35 as partial compensation for the cost of providing administrative services under the Contracts. The Annual Contract Charge is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Annuity Value is surrendered other than on an Anniversary, a full $35 fee will be deducted.


Western Reserve may reduce the amount of the Annual Contract Charge when sales of Contracts are made to a group of employees of the same employer, employer group or similar group, under an arrangement which results in a savings in administrative service expenses. Even if administrative expenses of the Account increase, Western Reserve guarantees that it will not increase the amount of the Annual Contract Charge.


ADMINISTRATIVE CHARGE

Western Reserve deducts a daily Administrative Charge from values remaining in the Series Account at an annual rate of 0.15% of the average daily net assets of the Series Account for the cost of providing administrative services under the Contracts and the Account. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.


Even if administrative expenses of the Contract and the Account increase, Western Reserve guarantees that it will not increase the amount of the Administrative Charge.


PREMIUM TAXES

Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect of premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts partially withdrawn or surrendered, from death benefit proceeds, or from the amount applied to effect an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.

Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.

DEDUCTIONS FOR OTHER TAXES

Currently no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account may also be made. (See "FEDERAL TAX MATTERS--Company Tax Status" on page 23.)

EXPENSES OF THE FUND

Because the Series Account purchases shares of the Fund, the net assets of the Series Account will reflect the investment advisory fee and other expenses incurred by the Fund, as described in the Portfolios' Prospectus.


Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with ISI, principal underwriter for the Fund.


Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundreths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance. The Contract Accumulation Provisions

THE CONTRACT ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

Owners may make Purchase Payments as frequently as they elect. Purchase Payments after the initial Purchase Payment are payable at Western Reserve's Administrative Office. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the owner's bank account. For IRAs the minimum initial Purchase Payment is $1,000 and for Qualified Contracts other than IRAs the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $50, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount.

As an accommodation to Owners, Western Reserve will accept transmittal of both initial and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.

In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original signature at the Accumulation Unit Value next determined after receipt of such application.

Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:

   Barnett Bank of Pinellas County
   ABA # 063000047
   For credit to: Western Reserve Life
   Account #: 1263627596
   Owner's Name:
   Contract Number:

   Attention: Annuity Accounting
   Fax Number: (813) 588-1620

Western Reserve may reject any application or Purchase Payment for any reason permitted by law.

NET PURCHASE PAYMENTS

The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. (See "Premium Taxes," page 14.) Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for allocation of Net Purchase Payments.) The Owner, or the registered representative/agent of record for the Contract upon instructions from the Owner, may change the allocation of subsequent Purchase Payments at any time upon written notice to Western Reserve, or by telephone by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Western Reserve reserves the right to limit such change to once each Contract Year.

Upon allocation to the Series Account, Net Purchase Payments are converted into units of the appropriate Sub-Account based upon the Accumulation Unit Value in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's Administrative Office. (See "Accumulation Unit Value" below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively, "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two business days.


ACCUMULATION UNIT VALUE


The Accumulation Unit Value will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When the Sub-Accounts were first established, the initial Accumulation Unit Value for each Sub-Account was arbitrarily set at $10. The Accumulation Unit Value for each Sub-Account at the end of a Valuation Period is the result of:

1. The total value of the assets held in the Sub-Account. This value is determined by multiplying the number of shares of the designated Fund Portfolio owned by the Sub-Account times the Portfolio's net asset value per share; minus

2. The accrued daily percentage for the Administrative Charge and Mortality and Expense Risk Charge multiplied by the net assets of the Sub-Account; minus

3. The accrued amount of reserve for any taxes that are determined by Western Reserve to have resulted from the investment operations of the Sub-Account; and the result; divided by

4. The number of outstanding units in the Sub-Account.

The Mortality and Expense Risk Charge is equal to 1.25% on an annual basis of the net assets for each day in the Valuation Period and compensates Western Reserve for certain mortality and expense risks. The Administrative Charge is equal to 0.15% on an annual basis of the net assets for each day in the Valuation Period and compensates Western Reserve for certain administrative expenses. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 13 and "--Administrative Charge;" on page 13.) The Accumulation Unit Value may increase, decrease, or remain the same from Valuation Period to Valuation Period.


EXPERIENCE FACTOR


During the Accumulation Period, the experience factor measures investment experience for a Valuation Period. Each Sub-Account has its own distinct experience factor. In calculating a Sub-Account's experience factor for a Valuation Period, the net asset value for each share of the corresponding Portfolio of the Fund at the end of the current Valuation Period is increased by the amount per portfolio share of any dividend or capital gain distribution received by the Portfolio during the current Valuation Period and decreased by a per portfolio share charge for any applicable taxes. The total is then divided by the net asset value per portfolio share at the end of the preceding Valuation Period. A charge equal to 1.25% on an annual basis of the net assets for each day in the Valuation Period is then subtracted to compensate Western Reserve for certain mortality and expense risks and a charge equal to 0.15% on an annual basis of the net assets for each day in the Valuation Period is also subtracted to compensate Western Reserve for certain administrative expenses.


COMPUTING SUB-ACCOUNT VALUE

At the end of any Valuation Period, a Sub-Account's value is equal to the number of Units that the Contract has in the Sub-Account, multiplied by the Accumulation Unit Value of that Sub-Account.

The number of units that a Contract has in each Sub-Account is equal to:

1. The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the Sub-Account; plus

3. Units purchased through transfers from another Sub-Account or the Fixed Account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another Sub-Account or the Fixed Account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any transfer charge.

PORTFOLIO SHARE NET ASSET VALUE. The net asset value per share of shares of the Fund is determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m.
Eastern time), on each day the Exchange is open.

TRANSFERS TO AND FROM, AND AMONG ALLOCATION OPTIONS


Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available to receive Annuity Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 27.) Transfers are not available if the Owner has elected Dollar Cost Averaging, the Asset Rebalancing Program or Systematic Partial Withdrawals.


The amount available for transfer from any Sub-Account or the Fixed Account is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after 4:00 p.m., Eastern time, on any day the Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of 4:00 p.m., Eastern time, on the next day the Exchange is open for business.

The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Contract may, upon instructions from the Owner, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve. All telephone transfers should be made by calling Western Reserve at our toll-free number 1-800-851-9777.

Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, costs or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners and/or tape recording of telephone transfer request instructions received from Owners. Western Reserve may, at any time, revoke or modify the transfer privilege. Western Reserve ordinarily will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. Western Reserve currently imposes a $10 charge for each transfer after the first twelve transfers during any Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 13.)

DOLLAR COST AVERAGING


The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to any other Sub-Account. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.


To qualify for Dollar Cost Averaging, a minimum of $10,000 must be allocated to each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount. To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth (1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to certain other restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 27.)


A written election of this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market or Bond Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.


There is no charge for Dollar Cost Averaging. However, each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 13.) Western Reserve reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Owners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program or Systematic Partial Withdrawals.

ASSET REBALANCING PROGRAM


Western Reserve offers a program under which an Owner may authorize Western Reserve to transfer automatically Annuity Value each quarter to maintain a particular percentage allocation among the Sub-Accounts. Annuity Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program. The Annuity Value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Annuity Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Purchase Payment allocation schedule. The Asset Rebalancing Program is intended to transfer Annuity Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.

To qualify for Asset Rebalancing, a minimum Annuity Value of $10,000 for an existing Contract, or a minimum initial purchase payment of $10,000 for a new Contract, is required, unless Western Reserve consents to a smaller amount. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.

Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Contract Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Annuity Value on the next such anniversary, in accordance with the Contract's current Net Purchase Payment allocation schedule. The amounts transferred will be credited at the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. There is no charge for the Asset Rebalancing Program. However, each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 13.)

An Owner may terminate participation at any time in the Asset Rebalancing Program by oral or written request to Western Reserve's Administrative Office. Participation in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If an Owner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve's Administrative Office. Owners may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Contract Year. The Asset Rebalancing Program is available only during the Accumulation Period, and is not available if the Owner has elected Dollar Cost Averaging or Systematic Partial Withdrawals.

Western Reserve may discontinue, modify, or suspend the Asset Rebalancing Program at any time.


PARTIAL WITHDRAWALS AND SURRENDERS


1. PARTIAL WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon written request, complete with all necessary information, to Western Reserve's Administrative Office. Unless Western Reserve consents, no partial withdrawal is permitted if the Cash Value would be reduced below $5,000. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 27.) All partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request for partial withdrawal by Western Reserve at its Administrative Office. Western Reserve will cancel units equal to the amount requested from each Sub-Account, and an amount equal to the Withdrawal Charge and any premium tax will also be withdrawn in order for the Owner to receive the full amount requested, (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on page 12 and "Premium Taxes" on page 14.) The Sub-Accounts for a partial withdrawal may be specified and the amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account. If not specified, the amount requested will be withdrawn on a pro-rata basis from each Sub-Account.

2. SYSTEMATIC PARTIAL WITHDRAWALS. The Owner may elect in writing on a form provided by Western Reserve to partially withdraw from the Series Account up to 10% of the Cash Value annually (10% of the initial Purchase Payment if elected at time of application for a Contract), in equal monthly payments ("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value, unless Western Reserve consents to a smaller amount. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. The amount to be partially withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $5,000.

Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the

Maturity Date, are first treated as taxable income to the extent that the Contract Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further, under a Non-Qualified Contract, a 10% penalty tax will generally be imposed on the taxable portion of a partial withdrawal and a Systematic Partial Withdrawal made prior to the Owner's age 59 1/2. unless certain exceptions apply. The
Owner should, therefore, consult with his or her tax advisor before requesting any partial withdrawal or Systematic Partial Withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 23.)


Systematic Partial Withdrawals are not available if the Owner has elected Dollar Cost Averaging or the Asset Rebalancing Program. Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners. Western Reserve also reserves the right to assess a processing fee for this service.


3. SURRENDERS. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the $35 Annual Contract Charge, any applicable premium taxes, and any applicable Withdrawal Charge from the Surrender proceeds.

4. PARTIAL WITHDRAWALS AND SURRENDERS. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of the written request, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of partial withdrawal or Surrender under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT--Contract Payments" on page 22.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or Surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, such as wire transfers or overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for a wire transfer is $15. The current charge for overnight delivery is $20. For the protection of Owners, all requests for partial withdrawals or Surrenders of more than $100,000, or where the partial withdrawal or Surrender proceeds are to be sent to an address other than the address of record, will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corpora-tion, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Owners may call Western Reserve at (800) 851-9777. Partial withdrawals, Systematic Partial Withdrawls, and Surrenders may be subject to tax including a 10% penalty tax. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 23.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS--Qualified Plans" on page 24.) For Qualified Contracts issued under Code Section 403(b) and Contracts issued under the Texas Optional Retirement Program, certain restrictions will apply. (See "FEDERAL TAX MATTERS--Qualified Plans" on page 24.)

CONTRACT LOANS FOR 401(A), 401(K), AND 403(B) CONTRACTS


After the ten day Right to Examine Contract Period and during the Accumulation Period, (1) Owners of Contracts used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Code, if the TSA Plan is not subject to the Employee Retirement Income Security Act of 1974, and (2) Owners of Contracts purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner, may elect a Contract loan endorsement under which the Owner can receive Contract loans. The availability of Contract loans will also be governed by the provisions of the TSA Plans or 401 Plans involved. An Owner of a Contract used in connection with a TSA Plan or 401 Plan may be subject to income tax or tax penalties if loans from the plan are not repaid in accordance with applicable provisions of the Code. In addition, Internal Revenue Service authorities suggest that a Contract loan may, at least in certain circumstances, result in adverse tax consequences for the TSA Plan or 401 Plan. Accordingly, a competent tax advisor should be consulted before a Contract loan is requested.

If the Contract loan endorsement is available, the Owner can borrow against the Contract an amount which may not exceed the lesser of (1) 50% of the Annuity Value or (2) $50,000 reduced by the highest outstanding loan balance during the one-year period ending on the day before the loan date (determined below). However, if the Annuity Value is less than $20,000, the Owner may borrow against the Contract the lesser of (1) 80% of the Annuity Value or (2) $10,000. In all events, the minimum amount that can be borrowed is $1,000. The Owner has the sole responsibility for requesting loans and making loan repayments that comply with applicable tax requirements.


When a loan is made, an amount equal to the loan will be withdrawn from the Sub-Accounts specified by the Owner and transferred to the loan reserve. The loan reserve is part of the Fixed Account used as collateral for any Contract loan. If no Sub-Accounts are specified, the loan will be made from each Sub-Account in accordance with the Owner's current purchase payment allocation. Amounts transferred to the loan reserve do not participate in the investment experience of the Allocation Options from which they were withdrawn.

All loan requests are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the loan request by Western Reserve at its Administrative Office. The loan date is the date Western Reserve processes the loan request. Under its current procedures, Western Reserve does not charge a fee to cover loan processing and expenses associated with establishment and administration of the loan reserve. However, Western Reserve reserves the right to charge such a fee or change it from time to time. The Contract will be the sole security for the loan. Western Reserve reserves the right to limit the number of loans an Owner may make during a Contract Year.

On each Contract Anniversary, Western Reserve will compare the amount of the outstanding loan to the amount in the loan reserve. Western Reserve will also make this comparison whenever the Owner repays all or part of the loan. At each such time, if the amount of the outstanding loan (plus any unpaid interest) exceeds the amount in the loan reserve, Western Reserve will withdraw the difference from the Contract's Sub-Accounts and transfer it to the loan reserve, in the same fashion as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the loan reserve and transfer it to the Sub-Accounts in accordance with the Owner's current payment allocation. However, Western Reserve reserves the right to require the transfer to the Fixed Account if the amount was transferred from the Fixed Account to establish the loan.

If the Contract loan at any time exceeds the Cash Value of the Contract, Western Reserve will mail a notice to the last known address of the Owner and any assignee of record. If the excess amount is not paid within 31 days after mailing of the notice, the Contract will terminate without value.

LOAN INTEREST. Interest on any loan will be at the Contract loan annual rate of 6% in arrears unless, under a 401 Plan, a higher rate is requested by the Owner in the loan application. (See "Repayment of Loans," below.)

Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4% per year. Western Reserve may declare from time to time higher current interest rates. Different current interest rates may be applied to the Fixed Account attributable to the loan reserve than to the rest of the Fixed Account.


REPAYMENT OF LOANS. Principal and interest must be repaid in substantially level quarterly or monthly payments over a 5-year period or, if the loan is used to acquire the Owner's principal residence, a 10, 15, or 20-year period, but such an extended period cannot go beyond the year the Owner attains age 70 1/2 . If a loan installment repayment is not received within 31 days from the installment's original due date, a deemed distribution of the entire amount of the outstanding loan principal and interest due, and any applicable charges under the Contract including any Withdrawal Charge, will take place. Under a Qualified Plan, this distribution may be subject to income tax and a penalty tax, and may cause the Contract to fail to qualify under the Code. (See "FEDERAL TAX MATTERS--Qualified Plans," page 24.)


While the Contract is in force and during the Accumulation Period, any loan may be repaid in full. IF NOT REPAID, LOANS WILL AUTOMATICALLY REDUCE THE AMOUNT OF ANY DEATH BENEFIT PROCEEDS, THE AMOUNT PAYABLE UPON A PARTIAL WITHDRAWAL OR SURRENDER OF THE CONTRACT AND THE AMOUNT APPLIED ON THE MATURITY DATE TO PROVIDE ANNUITY PAYMENTS.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

1. GENERAL

In general, if the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the new Annuitant and the Contract will continue in force and no death benefit will be payable to the Beneficiary. If the Annuitant dies during the Accumulation Period and the Owner is either the same individual as the Annuitant or other than a natural person, Western Reserve will pay the death benefit proceeds to the Beneficiary in a lump sum upon receipt of due proof of death unless a written Alternative Election, as described below, is made.


2. AMOUNT OF DEATH BENEFIT PROCEEDS


IF THE ANNUITANT DIES DURING THE ACCUMULATION PERIOD AND PRIOR TO THE EIGHTH CONTRACT YEAR and the Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greater of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contract Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals.

IF THE ANNUITANT DIES DURING THE ACCUMULATION PERIOD AND AFTER THE SEVENTH CONTRACT YEAR and the Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greatest of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contact Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals; or
(iii) the Case Value as of the seventh Contract Anniversary, less any amounts partially withdrawn from the Contract after the seventh Contract Year to pay for partial withdrawals. In certain states, the calculation of death benefit proceeds under item (iii) may vary. The Contract should be consulted for details.

The Insurance Department of Pennsylvania has disapproved for Contracts issued in Pennsylvania that portion of item (ii) of the death benefit provision described in the two preceding paragraphs, which increases the death benefit payable by 5% on each Contract Anniversary, as contrary to Pennsylvania Insurance Laws. Therefore, for Contracts issued in Pennsylvania, when the amount of death benefit payable under the Contract is the excess of (a) the amount of Purchase Payments paid less (b) any amount partially withdrawn from the Contract to pay for partial withdrawals, such amount of death benefit will not be increased by 5% on each Contract Anniversary.

3. ALTERNATIVE ELECTIONS


If the Beneficiary is entitled to receive the death benefit proceeds as in 2. above and is the spouse of the deceased Annuitant, then the spousal Beneficiary may elect to become the new Owner and Annuitant and keep the Contract in force in lieu of receiving the death benefit proceeds.


If the Beneficiary is not the spouse of the deceased Annuitant and is entitled to receive the death benefit proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provide for complete distribution of the death benefit proceeds and termination of the Contract: (i) within five years of the date of such Annuitant's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Options (ii) and (iii) may be elected only if the Beneficiary is a natural person and payments start within one year of the date of the Annuitant's death, (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS--Additional Considerations" on page 26.) Multiple Beneficiaries may choose individually among any of the three options.


For options (i) and (iii) above, the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, will be adjusted to equal the death benefit proceeds, as described below, and the Contract will remain in force as a deferred annuity until the end of the elected distribution period.


Under option (i) above, Western Reserve will:

     /bullet/ Allow the Beneficiary, at the time of electing (i), to make a partial withdrawal. Further partial withdrawals during the duration of the five-year period are not permitted;


     /bullet/ Allow the Beneficiary, at the time of electing (i), to make "one-time" transfer of Contract values among Sub-Accounts and to the Fixed Account, and transfers from the Fixed Account to the Sub-Accounts;

     /bullet/ Not deduct the Annual Contract Charge during the duration of the five-year period;

     /bullet/ Not apply the Withdrawal Charge in the event of a partial withdrawal upon election of (i) or upon a total distribution of all Contract values during or at the end of the five-year period;

     /bullet/ Not allow annuitization during or at the end of the five-year period. Distribution of all Contract values will be made in a lump sum;

     /bullet/ In the event of the death of the Beneficiary prior to the end of the five-year period, pay remaining Contract value, according to its value at the time of payment, to the Beneficiary's estate, unless a Contingent Beneficiary has been named by the Owner, in which event payment will be made to the Contingent Beneficiary. The Beneficiary is NOT entitled to name his or her own beneficiary of the Contract's value.


Under option (ii), the Maturity Date will be changed to the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, and the death benefit proceeds will be used to purchase annuity payments under the annuity provisions of the Contract. (See "ANNUITY PROVISIONS" page 20.)


4. DEATH OF AN OWNER WHO IS NOT AN ANNUITANT

If an Owner is not the same individual as the Annuitant and dies before the
Annuitant:

(a) If no Successor Owner has been named or, if named, is no longer alive, the Owner's estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner's death; or

(b) If a Successor Owner has been named, is alive and is the Owner's spouse, the Contract will continue with the spouse as the new Owner; or

(c) If a Successor Owner has been named, is alive and is not the Owner's spouse, the Successor Owner will become the new Owner. The Cash Value must be distributed either:

(1) within five years of the former Owner's death; or

(2) over the lifetime of the new Owner, if a natural person with payments beginning within one year of the former Owner's death; or

(3) over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death.

5. QUALIFIED CONTRACTS

If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax advisor concerning the operation of these rules.
Annuity Provisions

ANNUITY PROVISIONS

MATURITY DATE AND SELECTION OF ANNUITY OPTIONS


Provided the Contract is still In Force, annuity payments will begin on the Maturity Date, which is, for both Non-Qualified Contracts and Qualified Contracts, the Anniversary nearest the Annuitant's Attained Age 90. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. After the Maturity Date, no additional purchase payments, partial withdrawals, transfers, full Surrenders, or change of Annuitants or annuity options may be made under the Contract. The Qualified Contract is designed for use with several types of qualified plans. A tax advisor should be consulted about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.

Annuity Payments will be paid under Option D (described below), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change the annuity option by written request at any time prior to the Maturity Date. Thirty days prior to the Maturity Date, Western Reserve will mail to the Owner a notice and a form upon which the Owner can select Allocation Options for the annuity proceeds as of the Maturity Date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a Series Account annuity option is chosen, the Owner must include in the written notice the Sub-Account allocation of the Annuity Proceeds as of the Maturity Date. If Western Reserve does not receive that form or other written notice acceptable to Western Reserve prior to the Maturity Date, the Contract's existing Allocation Options will remain in effect until the Contract terminates. The Owner may also, prior to the Maturity Date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

The Owner may select one of the Fixed Account annuity options or Series Account annuity options described below or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with certain Qualified Contracts.

Fixed Account annuity options provide equal periodic (monthly, quarterly, semi-annual or annual) payments of a specific amount that Western Reserve guarantees will not change. The amount of the periodic annuity payment will be based on the Annuity Proceeds on the Maturity Date, the annuity option selected (I.E., the form and duration of payments), the age of the Annuitant or Beneficiary (or ages of Co-Annuitants), the sex of the Annuitant (except for certain Qualified Contracts), and the applicable annuity rate shown in the Contract (or a more favorable current rate available under the Contracts on the Maturity Date). The annuity rates shown in the Contract are based on the Society of Actuaries 1983 Table A with projection and an assumed investment rate of 3%. Western Reserve may in its sole discretion increase the amount of a payment or payments once payments begin.

Series Account annuity options (I.E., variable annuity options) are similar to fixed annuity options except that the amount of each periodic payment after the first will vary to reflect the net investment experience of the Sub-Accounts selected by the Owner. The amount of the first annuity payment is determined in the manner described in the Statement of Additional Information for a Series Account annuity option. Under a Series Account annuity option, the Owner applies the Annuity Proceeds to one or more of the sixteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with one or more of these Sub-Accounts. The number of units purchased is equal to the amount of the first annuity payment allocated to a particular Sub-Account divided by the Annuity Unit Value for that Sub-Account on the Maturity Date. The number of units of a particular Sub-Account supporting payments to an Annuitant never changes, but the second and subsequent payments will vary with the Annuity Unit Value because each payment will equal the number of units in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. Annuity Proceeds allocated to Series Account annuity options are subject to a daily Mortality and Expense Risk Charge of 1.25% per annum and a daily Administrative Charge of 0.15% per annum.

The Annuity Unit Value for a Sub-Account, designed to support annuity payments, is first calculated in the same manner as the Accumulation Unit Value corresponding to the same Fund Portfolio would be calculated (see "THE CONTRACT--Accumulation Provisions" page 14), and then is adjusted to reflect a 5% assumed investment return. The adjustment results in the Annuity Unit Value increasing to the extent that the net investment factor increases at greater than an annual rate of 6.4%. It results in the Annuity Unit Value decreasing to the extent that the net investment factor decreases or increases at less than an annual rate of 6.4%. Consequently, if, for a monthly periodic payment, the net investment experience of a Sub-Account for a given month exceeds an annual rate of 6.4%, the monthly payment from that Sub-Account will be greater than the previous payment. Likewise, if the net investment experience for that month is less than an annual rate of 6.4%, the payment will be less than the previous payment.

FIXED ACCOUNT ANNUITY OPTIONS

The following options are available for payment of fixed account monthly annuity payments.

OPTION A--FIXED INSTALLMENTS. The Annuity Proceeds will be paid in equal installments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

OPTION B--LIFE INCOME. The Annuity Proceeds will be paid in equal installments:
(1) during the lifetime of the Annuitant only ("Life Annuity"); (2) during a 10 year fixed period certain and for the remaining lifetime of the Annuitant ("Certain Period"); or (3) until the sum of installments paid equals the Annuity Proceeds applied and for the remaining life of the Annuitant ("Installment Refund").

OPTION C--JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will continue upon the death of the first payee for the remaining lifetime of the survivor.

SERIES ACCOUNT ANNUITY OPTIONS

Under the Series Account annuity options, the Contract's Annuity Proceeds will be used to purchase annuity units of the Sub-Accounts, selected by the Owner. The following Series Account annuity options are available:

OPTION D--VARIABLE LIFE INCOME. The Annuity Proceeds will be paid in installments determined in accordance with the table set forth in the Contract. Such installments are payable (1) during the payee's lifetime only ("Variable Life Annuity"); or (2) during a 10 year fixed period certain and for the payee's remaining lifetime ("Variable Certain Period").

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

OPTION E--VARIABLE JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

DEATH BENEFITS AFTER THE MATURITY DATE

The death benefit, if any, payable after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee's death. (For additional information about death benefit payments under the Contract, see "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 19.)

IMPROVED ANNUITY RATES

Western Reserve may offer improved annuity rates to Owners if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates than those contained in the Contract's income tables.

PROOF OF AGE, SEX, AND SURVIVAL

Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates. Other Matters Relating to the Contract

OTHER MATTERS RELATING TO THE CONTRACT

CHANGES IN PURCHASE PAYMENTS

The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract if agreed to by Western Reserve.

RIGHT TO EXAMINE CONTRACT

An Owner may, within ten days of receipt of the Contract (the "Free-Look Period"), return it to Western Reserve at its Administrative Office, and obtain a refund equal to the sum of: (1) the Purchase Payments received; plus (or minus) (2) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. The Owner bears the investment risk during the Free-Look Period. Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the Free-Look Period. The specific terms applicable to a particular Contract will be set forth in the "Right to Examine Contract" provision of that Contract.

CONTRACT PAYMENTS

All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of partial withdrawal and Surrender or postpone the date of payment for any period: (1) the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.

Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.

OWNERSHIP

The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated on the Contract Schedule Page or as subsequently named. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.

A Successor Owner can be named in the application for the Contract or by notifying Western Reserve in writing. If the Owner is not the Annuitant, the Successor Owner will become the new Owner of the Contract upon the death of the Owner prior to the death of the Annuitant. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period--4. Death of an Owner Who is Not an Annuitant", on page 20.)

With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Annuity Value for Federal tax purposes. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 23.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.

Changing the Owner or naming a new Successor Owner cancels any prior designation of Successor Owner, but it does not change the Beneficiary or Annuitant.


With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.


ANNUITANT


The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

The Beneficiary is the person or persons named in the application or as subsequently changed, The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner, if living, or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a Beneficiary.

Unless Western Reserve receives written notice from the Owner to the contrary, no Beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any Beneficiary's creditors.

MODIFICATION OR WAIVER

The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.

FEDERAL TAX MATTERS

INTRODUCTION

The Contracts are designed for use by individuals to accumulate Annuity Value and may be used by retirement plans regardless of whether the plans qualify for special Federal income tax treatment. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Portfolios of the Fund.

COMPANY TAX STATUS

Western Reserve is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Because the Series Account is not an entity separate from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Annuity Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. If any such charge is made a Contract's Annuity Value will reflect a deduction for the charge. Western Reserve reserves the right to make a deduction from the assets of the Series Account should any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account be imposed with respect to such items in the future.

TAXATION OF ANNUITIES

The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.

1. IN GENERAL. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract's Annuity Value over the investment in the Contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Annuity Value generally will be treated as a distribution.

2. PARTIAL WITHDRAWALS AND SURRENDERS. In the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender distributed to a participant or Beneficiary under a Qualified Contract (other than a Qualified Contract used in a retirement plan that qualifies for special Federal income tax treatment under section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Annuity Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Annuity Value immediately before the partial withdrawal, Systematic Partial Withdrawal, or Surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal, or Surrender is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

3. ANNUITY PAYMENTS. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Annuity Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until the recovery of the "investment in the contract", and thereafter the full amount or each Annuity Payment is taxable. If death occurs before full recovery of the "investment in the contract", the unrecovered amount may be deducted on the Annuitant's final tax return.

4. PENALTY TAX ON CERTAIN DISTRIBUTIONS. In the case of a distribution pursuant to a Non-Qualified Contract, a penalty tax may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains 59 1/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


5. TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full Surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.


6. MULTIPLE CONTRACTS. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an Owner should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


7. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection or change should contact a competent tax advisor in respect to the potential tax effects of such a transaction.


8. POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of the change.

QUALIFIED PLANS

The Qualified Contract is designed for use with several types of qualified retirement plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract therefor.


1. (A) SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


(B) Restrictions Under the Texas Optional Retirement Programs. Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

(C) Restrictions Under Qualified Contracts. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

2. INDIVIDUAL RETIREMENT ANNUITIES. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. The Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

3. CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and permit self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

4. DEFERRED COMPENSATION PLANS. Section 457 of the Code, although not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to Federal income tax withholding as wages.


5. DISTRIBUTIONS FROM QUALIFIED PLANS. Under the tax qualification rules for
Section 401(a), 403(b), 408 and 457 plans, distributions generally must commence no later than the later of (i) April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2 or
(ii) retirement, and must be made in a specified form and manner. If the plan participant is a "five percent owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax advisor.


The above description of Federal income tax consequences pertaining to the different types of qualified plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. In addition, the Tax Reform Act has significantly changed a great many rules for qualified plans. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a qualified plan should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

ADDITIONAL CONSIDERATIONS

1. DIVERSIFICATION. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under
Section 72 of the Code. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817.5, which affect how the Fund's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of
Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more sub-accounts in which to allocate net purchase payments and Contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.

2. DISTRIBUTION-AT-DEATH RULES. The Code also requires Non-Qualified Contracts to contain specific provisions for distribution of the Contract proceeds upon the death of the Owner. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires that such Contract provide that
(a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes because of death and must be a natural person. (In the Contract, the successor owner is the Owner's Beneficiary.) If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified, if necessary, to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

3. WITHHOLDING. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding. Effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 403(b) plans are subject to mandatory withholding.

4. SECTION 1035 EXCHANGES. Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
Section 1035 should consult their tax advisors.

5. DIVERSIFICATION AND QUALIFIED PLANS. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (I.E., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts. The Fixed Account

THE FIXED ACCOUNT


An Owner may allocate Net Purchase Payments and transfer Annuity Value to the Fixed Account, which is part of Western Reserve's general account. The Insurance Department of the States of New Jersey and Washington has disapproved, for Contracts issued in New Jersey and Washington, the ability both to allocate Net Purchase Payments to the Fixed Account and to transfer Annuity Value from Sub-Accounts to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account or any interests therein are generally subject to the provisions of these acts, and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Annuity Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee, but it is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.

Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) transfers to the Series Account, or c) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.

FIXED ACCOUNT VALUE

At the end of any Valuation Period, the Fixed Account Value is equal to:

1. The sum of all Net Purchase Payments allocated to the Fixed Account; plus

2. Any amounts transferred from a Sub-Account to the Fixed Account; plus

3. Total interest credited to the Fixed Account; minus

4. Any amounts withdrawn from the Fixed Account to pay for partial withdrawals; minus

5. Any amounts transferred to a Sub-Account from the Fixed Account; minus

6. Any amounts charged to pay the Annual Contract Charge, premium tax, and transfer charges, if any.

ALLOCATIONS, TRANSFERS AND PARTIAL WITHDRAWALS

Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Administrative Office, except that any allocation of the initial Net Purchase Payment will take place on the Contract Date.

Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. The amount that may be transferred is the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Contract Year from the Fixed Account, unless Western Reserve consents otherwise. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial withdrawals and Surrenders only upon written request and (other than for Surrenders) only with Western Reserve's consent, Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Dollar Cost Averaging may be done from the Fixed Account. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options" on page 16.)

DISTRIBUTION OF THE CONTRACTS


The Contracts will be sold by individuals who, in addition to being licensed as life insurance agents for Wes-tern Reserve, are also registered representatives of InterSecurities, Inc. which has the same address as Western Reserve, an affiliate of Western Reserve and the principal underwriter of the Contracts, or of broker-dealers who have entered into written sales agreements with the principal underwriter. ISI is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts. Broker-dealers will generally receive sales commissions of up to 6% of Purchase Payments. In addition, certain production, persistency and managerial bonuses may be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of Contracts will be made on a continuing basis.

VOTING RIGHTS

To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined during the Accumulation Period by dividing the portion of the Annuity Value in that Sub-Account by $100. Fractional shares will be counted. After the Maturity Date, the number of votes that an Annuitant has the right to instruct will be calculated based on the liability for future variable annuity payments. This liability will be calculated on the basis of the mortality assumptions used in determining the number of units purchased by the Annuitant. Because this liability generally declines as any Annuitant ages, the number of votes attributable to that Annuitant will decrease over time.

The number of votes of the Portfolio that the Owner or Annuitant has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

LEGAL PROCEEDINGS


There are at present no legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. Western Reserve is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Series Account. ISI, the Series Account's principal underwriter, is not presently a party to any legal proceedings that are likely to have a material adverse effect upon its ability to perform its contract with the Series Account.


STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:

1. Custodian

2. Independent Accountants

3. Legal Matters

4. Calculation of Performance Related Information

5. Addition, Deletion, and Substitution of Investments

6. Calculation of Variable Annuity Payments

7. Financial Statements

Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9051, Clearwater, Florida 34618-9051; telephone number (800) 851-9777.


WRL00030-05/97

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                         -------------------------------

                               PERIOD FROM DECEMBER 3, 1992* TO
                                       DECEMBER 31, 1992
                  -----------------------------------------------------------
                                                                NUMBER OF
                  ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                  VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT           OF PERIOD            OF PERIOD            OF PERIOD
-----------       ------------------   -----------------   ------------------
Growth ........        $10.000              $10.240              10,000
Bond ..........         10.000               10.140              10,000
Money Market  .         10.000               10.010              10,000
Global ........         10.000               10.151              25,000
Short-to-Intermediate
  Government ..         10.000               10.035              85,000

                                 YEAR ENDED DECEMBER 31, 1993
                  -----------------------------------------------------------
                                                                NUMBER OF
                  ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                  VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT           OF PERIOD            OF PERIOD            OF PERIOD
-----------       ------------------   -----------------   ------------------
Growth ........        $10.240              $10.500             7,300,170
Bond ..........         10.140               11.330             1,298,622
Money Market  .         10.010               10.110               618,769
Global ........         10.151               13.520             1,927,294
Short-to-Intermediate
  Government ..         10.035               10.350             1,020,014

                         PERIOD FROM MARCH 1, 1993* TO DECEMBER 31, 1993
                   -----------------------------------------------------------
                                                                 NUMBER OF
                   ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                   VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT            OF PERIOD            OF PERIOD            OF PERIOD
-----------        ------------------   -----------------   ------------------
Emerging Growth         $10.000              $12.350             2,319,646
Strategic Total
  Return** .....         10.000               11.240             1,874,169


                                  YEAR ENDED DECEMBER 31, 1994
                   -----------------------------------------------------------
                                                                 NUMBER OF
                   ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                   VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT            OF PERIOD            OF PERIOD            OF PERIOD
-----------        ------------------   -----------------   ------------------
Growth .........        $10.500              $ 9.493            10,691,346
Bond ...........         11.330               10.400             1,516,637
Money Market  ..         10.110               10.319             2,375,242
Global .........         13.520               13.364             6,555,723
Short-to-
  Intermediate
  Government ...         10.350               10.161               913,604
Emerging Growth          12.350               11.286             5,255,225
Strategic Total
  Return** .....         11.240               11.027             6,078,888


                        PERIOD FROM MARCH 1, 1994* TO DECEMBER 31, 1994
                  -----------------------------------------------------------
                                                                NUMBER OF
                  ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                  VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT           OF PERIOD            OF PERIOD            OF PERIOD
-----------       ------------------   -----------------   ------------------
Aggressive
Growth ........        $10.000              $9.782              1,104,940
Balanced ......         10.000               9.339                790,146
Select
  Equity-Income***      10.000               9.453                384,654
----------------
  * Commencement of operations for these Sub-Accounts.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.
*** Prior to May 1, 1997, this Sub-Account was known as Utility.

                                  YEAR ENDED DECEMBER 31, 1995
                   -----------------------------------------------------------
                                                                 NUMBER OF
                   ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                   VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT            OF PERIOD            OF PERIOD            OF PERIOD
-----------        ------------------   -----------------   ------------------
Growth .........        $ 9.493              $13.771            13,303,045
Bond ...........         10.400               12.613             2,298,276
Money Market  ..         10.319               10.728             2,315,107
Global .........         13.364               16.217             6,454,647
Short-to-
  Intermediate
  Government ...         10.161               11.376               964,168
Emerging Growth          11.286               16.337             6,116,953
Strategic Total
  Return** .....         11.027               13.555             7,005,600
Aggressive
Growth .........          9.782               13.313             4,238,166
Balanced .......          9.339               11.032             1,396,713
Select
  Equity-Income***        9.453               11.676               815,938


                        PERIOD FROM JANUARY 3, 1995* TO DECEMBER 31, 1995
                   -----------------------------------------------------------
                                                                 NUMBER OF
                   ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                   VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
SUB-ACCOUNT            OF PERIOD            OF PERIOD            OF PERIOD
-----------        ------------------   -----------------   ------------------
Tactical Asset
  Allocation ...        $10.000              $11.843             5,948,340





                                            YEAR ENDED DECEMBER 31, 1996
                        ----------------------------------------------------------------------
                                                                               NUMBER OF
                         ACCUMULATION UNIT        ACCUMULATION UNIT       ACCUMULATION UNITS
                         VALUE AT BEGINNING         VALUE AT END          OUTSTANDING AT END
SUB-ACCOUNT                  OF PERIOD                OF PERIOD                OF PERIOD
-----------              ------------------       -----------------       --------------------
Growth .............             $                        $
Bond ...............
Money Market .......
Global .............
Short-to-Intermediate
  Government .......
Emerging Growth  ...
Strategic Total
  Return** .........
Aggressive Growth  .
Balanced ...........
Select
  Equity-Income*** .
Tactical Asset
  Allocation .......



                                    PERIOD FROM MAY 1, 1996* TO DECEMBER 31, 1996
                         -------------------------------------------------------------------
                                                                               NUMBER OF
                         ACCUMULATION UNIT        ACCUMULATION UNIT       ACCUMULATION UNITS
                         VALUE AT BEGINNING         VALUE AT END          OUTSTANDING AT END
SUB-ACCOUNT                  OF PERIOD                OF PERIOD                OF PERIOD
-----------              ------------------       -----------------       ------------------
Value Equity .......             $                        $
Global Sector ......
C.A.S.E. Growth  ...

---------------
  * Commencement of operations for the Sub-Account.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. *** Prior to May 1, 1997, this Sub-Account was known as Utility.



Because the International Equity and U.S. Equity Sub-Accounts commenced operations on January 2, 1997, there is no condensed financial information for these Sub-Accounts for the year ended December 31, 1996.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT

                 WRL FREEDOM CONQUEROR/REGISTERED TRADEMARK/
                          Flexible Payment Variable
                          Deferred Annuity Contract

                                  Issued by

                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avene
                             Largo, Florida 33770

                          Telephone: (800) 851-9777
                                     (813) 585-6565


                     STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a Prospectus and should be read in conjunction with the WRL Freedom Conqueror/registered trademark/ Prospectus, dated May 1, 1997, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 34618-9051 or at the telephone number above.

                                 May 1, 1997

WRL00031-05/97

                              TABLE OF CONTENTS

                                                             PAGE
                                                             ----

Custodian ..............................................      3

Independent Accountants ................................      3

Legal Matters ..........................................      3

Calculation of Performance Related Information  ........      3

Addition, Deletion, and Substitution of Investments  ...      6

Calculation of Variable Annuity Payments ...............      7

Financial Statements ...................................      8

                                  CUSTODIAN

   The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. Western Reserve maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $12 million, subject to a $50,000 deductible.

                           INDEPENDENT ACCOUNTANTS


   The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1996. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1996. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                LEGAL MATTERS


   Sutherland, Asbill & Brennan, L.L.P., Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.


                CALCULATION OF PERFORMANCE RELATED INFORMATION

   A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT


   YIELD - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


   EFFECTIVE YIELD - The effective yield quotation for the Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Sub-Account having a balance of one Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

          EFFECTIVE YIELD = ((BASE PERIOD RETURN/plus/1)365/7)/minus/1

   The effective yield is shown at least to the nearest hundredth of one percent.

   HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $35 Annual Contract Charge, calculated on the
basis of an average Series Account Value per Contract of $     , which converts
 that charge to an annual rate of    % of the Series Account Value. The yield
and effective yield quotations do not reflect any deduction for premium taxes or Transfer Charges that may be applicable to a particular Contract, nor do they reflect the Withdrawal Charge that may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount. The specific Withdrawal Charge percentage applicable to a particular redemption depends on the length of time Purchase Payments have been held under the Contract and whether redemptions have been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on page 12 of the Prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

   B. Total Return and Yield Quotations for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Strategic Total Return, Bond, Short-to-Intermediate Government, Select Equity-Income, Tactical Asset Allocation, Value Equity, C.A.S.E. Growth, Global Sector, International Equity and U.S. Equity Sub-Accounts

   The total return quotations set forth in the Prospectus for all of these Sub-Accounts holding assets for the Contracts during the Accumulation Period are average annual total return quotations for the one, five, and ten-year periods (or, while the Series Account or a Sub-Account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account, and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                              P(l/plus/T)(n) = ERV

   Where: P   = a hypothetical initial payment of $1,000

          T   = average annual total return

          n   = number of years


                hypothetical $1,000 payment made at the beginning of the particular period


For purposes of the total return quotations for all of these Sub-Accounts, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract charge, calculated on the basis of an average Series Account Value per Contract of $______, which converts that charge to an annual rate of ______% of the Series Account Value. The calculations also assume a complete redemption as of the end of the particular period. The calculations do not reflect any deductions for premium taxes, the Withdrawal Charge, or any Transfer Charges that may be applicable to a particular Contract.

   The yield quotations for all of the Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectus is based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                      YIELD = 2(( a-b/plus/1)(6)/minus/-1)
                                  ---
                                  cd

    Where: a = net investment income earned during the period by the corresponding Portfolio of the Fund attributable to shares owned by the Sub-Account
           b = expenses accrued for the period (net of reimbursement) c = the average daily number of units outstanding during the period d = the maximum offering price per unit on the last day of the period


   For purposes of the yield quotations for the Bond, Growth, Global, and Short-to-Intermediate Government Sub-Accounts, the calculations take into effect all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of
$      , which converts that charge to an annual rate of     % of the Series
Account Value. The calculations do not take into account any premium taxes, the Withdrawal Charge or any transfer charges.


   Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. A Withdrawal Charge may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time Purchase Payments were held under the Contract, and whether redemptions had been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on page 12 of the Prospectus.)

   C. OTHER PERFORMANCE DATA

   Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by these Sub-Accounts.

   Western Reserve may from time to time also disclose in advertisements and sales literature yield, standard total returns, and non-standard total returns for the Fund's Portfolios, which do not include Contract and Series Account fees and charges, including such disclosure for the Sub-Accounts for periods prior to the date the Sub-Accounts commenced operations. For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios that commenced operations prior to each Sub-Account, and the assumption that each Sub-Account was in existence for the same periods as those indicated for each respective Portfolio, with a level of fees and charges equal to those currently assessed against each Sub-Account and the Contract. The Prospectus contains a table which shows average annual total returns for periods prior to the date each Sub-Account commenced operations. The Prospectus also contains a similar table for the same periods which shows average annual total returns which do not reflect any charge on amounts partially withdrawn or surrendered. The total returns in the second table are calculated in exactly the same manner as those in the preceding table, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that does not take into account any charge on amounts partially withdrawn or surrendered. Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

   D. ADVERTISING AND SALES LITERATURE

   From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel
Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

   When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include lbbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide a historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

             ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

   Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

   Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.


   In the event of any such substitution or change, Western Reserve may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.


   Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.

                   CALCULATION OF VARIABLE ANNUITY PAYMENTS

   Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the sixteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.

   The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

   The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Fund share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Fund for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Fund share held in the Series Account for the Sub-Account.

   DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

   The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:

                     MATURITY DATE      ADJUSTED AGE
                     -------------      ------------------
                     Before 2001        Actual Age
                     2001 -2010         Actual Age minus 1
                     2011 -2020         Actual Age minus 2
                     2021 -2030         Actual Age minus 3
                     2031 -2040         Actual Age minus 4

After the year 2040 as determined by Western Reserve.

   DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.

                             FINANCIAL STATEMENTS

   The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.


   Financial Statements for Western Reserve for the years ended December 31, 1996, 1995 and 1994, have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").


                          INDEX TO FINANCIAL STATEMENTS

WRL SERIES ANNUITY ACCOUNT (BELLWETHER AND CONQUEROR VARIABLE ANNUITIES):


   Report of Independent Accountants dated January 31, 1997

   Statements of assets, liabilities and equity accounts at December 31, 1996

   Statements of operations for the year ended December 31, 1996 and statements of changes in equity accounts for the years ended December 31, 1996 and 1995


   Notes to financial statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:


   Report of Independent Auditors dated        , 1997

   Statutory-Basis balance sheets at December 31, 1996 and 1995

   Statutory-Basis statements of operations for the years ended December 31, 1996, 1995 and 1994

   Statutory-Basis statements of capital and surplus for the years ended December 31, 1996, 1995 and 1994

   Statutory-Basis statements of cash flows for the years ended December 31, 1996, 1995 and 1994

   Notes to Statutory-Basis financial statements

   Statutory-Basis financial statement schedules

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)   Financial Statements


                The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") will be included in an amendment.


          (b)   Exhibits

                (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. 1/

                (2)   Not Applicable.

                (3)   Distribution of Contracts

                      (a) Form of Master Service and Distribution Compliance
                          Agreement. 4/
                      (b) Form of Broker/Dealer Supervisory and Service
                          Agreement. 2/
                      (c) Form of Broker/Dealer Supervisory and Service
                          Agreement. 6/

                (4)   (a) Specimen Flexible Payment Variable Accumulation
                          Deferred Annuity Contract. 5/
                      (b) Contract Loan Endorsements. 7/
                      (c) (i) Other Endorsements. 7/ (ii) Form of Other
                          Endorsements. 7/
                      (d) Tax Sheltered Annuity Endorsements. 8/
                      (e) Endorsement (Form END00117-04/95). 8/

                (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 7/

                (6)   (a) Copy of Second  Amended  Articles  of  Incorporation
                          of Western Reserve. 3/
                      (b) Copy of Amended Code of Regulations of Western
                          Reserve. 4/

                (7)   Not Applicable.

                (8)   Not Applicable.

                (9) Opinion and Consent of William H. Geiger, Esq. as to Legality of Securities Being Registered. 6/


                (10)  (a) Written Consent of Sutherland, Asbill & Brennan,
                          L.L.P. 10/
                      (b) Written Consent of Ernst & Young LLP. 10/
                      (c) Written Consent of Price Waterhouse LLP. 10/

                (11)  Not Applicable.

                (12)  Not Applicable.

                (13)  Schedules for Computation of Performance
                      Quotations. 7/

                (14)  Not Applicable.

                (15)  (a)  Powers of Attorney. 8/
                      (b)  Power of Attorney - James R. Walker 9/
-----------------------------

1/ This exhibit was previously filed on Form N-4 dated October 11, 1988 (File No. 33-24856) and is incorporated herein by reference.

2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.

3/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.

4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to the Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.

5/ This exhibit was previously filed on the Form N-4 Registration Statement dated July 10, 1992 (File No. 33-49556) and is incorporated herein by reference.

6/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement dated October 2, 1992 (File No. 33-49556) and is incorporated herein by reference.

7/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated April 28, 1993 File No. 33-49558) and is incorporated herein by reference.

8/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form N-4 Registration Statement Dated April 25, 1995 (File No. 33-49558) and is incorporated herein by reference.


9/ This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement Dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.

10/ To be filed by amendment.



Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                        PRINCIPAL                            POSITION AND OFFICES
       NAME                          BUSINESS ADDRESS                            WITH DEPOSITOR
       ----                          ----------------                        --------------------
John R. Kenney                              (1)                              Chairman of the Board,
                                                                             Chief Executive Officer
                                                                             and President


Patrick S. Baird                     4333 Edgewood Rd. N.E.                  Director
                                     Cedar Rapids, Iowa 52499


Lyman H. Treadway                    30195 Chagrin Boulevard                 Director
                                     Suite 210N
                                     Cleveland, Ohio  44124


Jack E. Zimmerman                    507 St. Michel Circle                   Director
                                     Kettering, Ohio  45429


James R. Walker                      3320 Office Park Drive                  Director
                                     Dayton, Ohio  45439


Alan M. Yaeger                              (1)                              Executive Vice
                                                                             President, Actuary
                                                                             and Chief Financial Officer

G. John Hurley                              (1)                              Executive Vice
                                                                             President


William H. Geiger                           (1)                              Senior Vice President,
                                                                             Secretary and
                                                                             General Counsel


Allan J. Hamilton                           (1)                              Vice President, Treasurer and
                                                                             Controller

-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation  (55.19%)

   AEGON Netherland n.v. Netherlands Corporation (100%)

   AEGON Nevark Holding B.V. Netherlands Corporation (100%)

   Groninger Financieringen B.V. Netherlands Corporation (100%)

   AEGON International B.V. Netherlands Corporation (100%)

       Voting Trust - (Trustees - K.J. Storm, William H. Foster, H.B. Van Wijk)

       AEGON U.S. Holding Corporation (DE) (100%)
         Short Hills Management Company (NJ) (100%)
         CORPA Reinsurance Company (NY) (100%)
         AEGON Management Company (IN) (100%)
         RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - Holding Co. (IA) (100%
         First AUSA Life Insurance Company - Insurance Holding Co. (MD) (100%) AUSA Life Insurance Company, Inc. - Insurance (NY) (100%)
         Life Investors Insurance Company of America - Insurance (IA) (100%)
                International Life Investors Insurance Company - Insurance (NY)
                 (100%)
             Bankers United Life Assurance Company - Insurance  (IA) (100%)
         PFL Life Insurance Company - Insurance (IA) (100%)
         Southwest Equity Life Insurance Company - Insurance (AZ) (100% Voting
           Common)
         Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting
           Common)
         Western Reserve Life Assurance Company of Ohio - Insurance (OH) (100%)
           WRL Series Fund, Inc. - Mutual fund  (MD)
         Monumental Life Insurance Company - Insurance (MD) (100%)
             Monumental General Casualty Company - Insurance (MD) (100%)
             United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
             The Whitestone Corporation - Insurance agency (MD) (100%)
         Cadet Holding Corp. - Holding company  (IA) (100%)

         AUSA Holding Company - Holding company (MD) (100%)
           Monumental General Insurance Group, Inc. - Holding company  (MD)
            (100%)
                Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator (MD) (100%)
                Executive Management and Consultant Services, Inc. - Provides
                  actuarial consulting services (MD) (100%)
                Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages (MD) (100%)
           AUSA Financial Markets, Inc. - Marketing (IA) (100%)
           Universal Benefits Corporation - Third party administrator (IA)
           (100%)
           Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - Trust company (IA) (100%) Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
           Zahorik Company, Inc. - Broker-dealer (CA) (100%)

                ZCI, Inc. (AL) (100%)
           Intersecurities, Inc. - Broker-dealer (DE) (100%)
                ISI Insurance Agency Inc. & its Subsidiaries - Insurance agency
                  (CA) (100%)
                Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                  Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%)
                    Mariner/ISI Planning Corporation - Financial planning (MI) (100%)
                  Associated Mariner Agency, Inc. and its Subsidiaries-
                    Insurance agency (MI) (100%)
                  Mariner Mortgage Corporation - Mortgage origination (MI)
                  (100%)
           Idex Investor Services, Inc. - Shareholder services (FL) (100%)
           Idex Management, Inc. - Investment advisor (DE) (50%)
                Idex Fund - Mutual fund (MA)
                Idex II Series Fund - Mutual fund (MA)
                Idex Fund 3 - Mutual fund (MA)
           Transunion Casualty Company - Insurance (IA) (100%)
           AUSA Institutional Marketing Group, Inc. - Insurance agency (MN)
             (100%)
           Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor
             (DE) (100%)
                Diversified Investors Securities Corporation - Broker-dealer
                  (DE) (100%)
           AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
                AEGON USA Managed Portfolios, Inc. - Mutual fund (MD)
           American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%) Creditor Resources, Inc. - Credit insurance (MI) (100%)
                CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
                  agency (Canada)
           AEGON USA Investment Management, Inc. - Investment advisor (IA)
             (100%)
           AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services (IA) (100%)
                Melson & Associates, Inc. - Real estate financial management consulting (TX) (100%)
                Landauer Realty Advisors, Inc. - Real estate counseling (IA)
                  (100%)
                Landauer Associates, Inc. - Real estate counseling (DE) (100%) AEGON USA Realty Management, Inc. - Real estate management (IA)
                  (100%)
                Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
                USP Real Estate Investment Trust - Real estate investment trust
                  (IA)
                Cedar Income Fund Ltd. - Real estate investment trust (IA) Forty-Six Hundred Limited Partnership - Limited partnership (IA)

           JLW Financial Management Systems, Inc. - Provides management expertise and administrative services for credit unions (IN) (60%)

   Item 27.  NUMBER OF CONTRACTOWNERS.


           As of March 31, 1997, ___ non-qualified contracts and ___ qualified contracts were In Force.


   Item 28.  INDEMNIFICATION

           Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

           SECTION 1701.13  AUTHORITY OF CORPORATION.

           (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

           (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

                  (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

           (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

           (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

                  (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (b) If the quorum described in division (E)(4)(a) of this
   section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

                  (c) By the shareholders;

                  (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

           Any determination made by the disinterested directors under division
   (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

           (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and
   (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions
   (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                         (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                         (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

                  (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

           (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

           (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

           (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

           (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.


           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

           EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

           (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

           (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

           (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section
   (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

           (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

           (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

           (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

           (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

           Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 29.         PRINCIPAL UNDERWRITER

                    (a)    InterSecurities, Inc. ("ISI"), formerly known as
                           Idex Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., also currently distributes securities of WRL Series Life Account and the mutual funds managed by Idex Management, Inc., an affiliate of ISI.

                    (b)    Directors and Officers of ISI



                                      PRINCIPAL                      POSITION AND OFFICES
          NAME                     BUSINESS ADDRESS                    WITH UNDERWRITER
          ----                     ----------------                  --------------------
   John R. Kenney                       (1)                          Chairman of the Board

   G. John Hurley                       (1)                          Director, President
                                                                     and Chief Executive
                                                                     Officer

   Thomas R. Moriarty                   (1)                          Senior Vice President

   William H. Geiger                    (1)                          Secretary and Director

   William G. Cummings                  (1)                          Vice President and Treasurer

--------------------------
(1)  201 Highland Avenue, Largo, Florida 33770


           (c)    Compensation to Principal Underwriter

                  Not Applicable

   Item 30.       LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

   Item 31.       MANAGEMENT SERVICES

                  Not Applicable

   Item 32.       UNDERTAKINGS

                  Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

   Item 33.       SECTION 403(B)(11) REPRESENTATION

                  Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

                  TEXAS ORP REPRESENTATION

                  The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES



        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 26th day of February, 1997.



                                  WRL SERIES ANNUITY ACCOUNT
                                  (Registrant)


                                  By: /s/ JOHN R. KENNEY
                                      --------------------------------
                                      John R. Kenney, Chairman of the
                                      Board, Chief Executive Officer
                                      and President of Western
                                      Reserve Life Assurance Co. of Ohio

                                  WESTERN RESERVE LIFE ASSURANCE
                                  CO. OF OHIO
                                  Depositor)


                                  By: /s/ JOHN R. KENNEY
                                      ------------------------------
                                      John R. Kenney, Chairman of
                                      the Board, Chief Executive
                                      Officer and President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



SIGNATURE                                       TITLE                              DATE
---------                                       -----                              ----
/s/ JOHN R. KENNEY                       Chairman of the Board,                   February 26, 1997
------------------------                 Chief Executive Officer
John R. Kenney                           and President
                                         (Principal Executive
                                         Officer)



/s/ ALAN M. YAEGER                      Executive Vice President,                February 26, 1997
-------------------------                Actuary and Chief Financial
Alan M. Yaeger                           Officer




/s/ ALLAN J. HAMILTON                   Vice President, Treasurer                February 26, 1997
------------------------                 and Controller
Allan J. Hamilton


/s/ PATRICK S. BAIRD                    Director                                 February 26, 1997
------------------------
Patrick S. Baird */



/s/ LYMAN H. TREADWAY                   Director                                 February 26, 1997
-------------------------
Lyman H. Treadway */



/s/JACK E. ZIMMERMAN                    Director                                 February 26, 1997
--------------------------
Jack E. Zimmerman */



/s/ JAMES R. WALKER                     Director                                 February 26, 1997
---------------------------
James R. Walker */



*/  /s/ THOMAS E. PIERPAN
---------------------------
    Signed by Thomas E. Pierpan
    As Attorney-in-fact